N-4	May 01, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 70
Entity Central Index Key	0001537470
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Transaction Charges
You may be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.30%	1.30%
Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	Specified on Rate Sheet Supplement	2.50%

(1)
 Expressed as an annual percent of daily net assets in the variable investment options.
(2)
 Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
(3)
 Expressed as an annual percentage of the applicable benefit base.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $1,720	Highest Annual Cost $5,321
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charge
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (GMIB and Highest Anniversary Value death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Transaction Charges [Text Block]
You may be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]	The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.30%	1.30%
Investment options (Portfolio fees and expenses) (2)	0.57%	2.65%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (3)	Specified on Rate Sheet Supplement	2.50%

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.30%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.65%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
Optional Benefits Maximum [Percent]	2.50%	[3]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base.
Lowest and Highest Annual Cost [Table Text Block]

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions.

Lowest Annual Cost $1,720	Highest Annual Cost $5,321
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charge
•   No additional contributions, transfers or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (GMIB and Highest Anniversary Value death benefit) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 1,720
Highest Annual Cost [Dollars]	$ 5,321
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options (including the Protected Benefit account variable investment options) and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring account value from any variable investment option to another variable investment option.

There are restrictions regarding investment options if Guaranteed benefits are elected, limits on contributions and transfers into and out of the guaranteed interest option, restrictions or limits with Special DCA programs. See “Allocating your contributions” in “Purchasing the Contract” and “Transfering your account value” in “Transferring your money among investment options” in the Prospectus for more information.

For more information see “About The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolio of the Trusts” in “Purchasing the Contract” in the Prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more Guaranteed benefits (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/ or transfers into the Protected Benefit account variable investment options, you may no longer be able to fund your Guaranteed benefit(s).

Investment options are limited if Guaranteed benefits are elected. Withdrawals that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the Contract” in the Prospectus. See also “Death Benefits” and “Living Benefits” in “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses”. Please refer to your contract specifications page for more information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, if you make certain transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Series E
Sales Load Imposed on Purchases	None
Transfer Fee (1)	$35
Third Party Transfer or Exchange Fee (2)	$125
Special Service Charges (3)	$90

(1)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(2)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(3)
Special service charges include (1) express mail charge; (2) wire transfer charge; duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Series E
Annual Administrative Charge (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%
Optional Benefit Expenses (as a percentage of benefit base) (2)(3) :
Guaranteed minimum death benefit charges

Return of Principal death benefit	No Additional Charge

Highest Anniversary Value death benefit:

For contracts issued prior to May 1, 2023	0.35%

For contracts issued on or after May 1, 2023	0.75% (4)

RMD Wealth Guard death benefit	2.00% (5)

Guaranteed minimum income benefit charge	2.50% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement.

(5)
Maximum charge of 1.20% if you were in the younger Age Band shown on the applicable Rate Sheet Supplement on the contract issue date and 2.00% if you were in the older Age Band shown on the applicable Rate Sheet Supplement. The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.

(6)
The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (1)	0.57%	2.65%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (1)	0.54%	2.36%

(1)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Highest Anniversary Value death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesE	$5,829	$18,170	$31,508	$70,035	$5,829	$18,170	$31,508	$70,035

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, if you make certain transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses
Series E
Sales Load Imposed on Purchases	None
Transfer Fee (1)	$35
Third Party Transfer or Exchange Fee (2)	$125
Special Service Charges (3)	$90

(1)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(2)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(3)
Special service charges include (1) express mail charge; (2) wire transfer charge; duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Series E
Annual Administrative Charge (1)	$30 (1)
Base Contract Expenses (as a percentage of daily net assets in the variable investment options)	1.30%
Optional Benefit Expenses (as a percentage of benefit base) (2)(3) :
Guaranteed minimum death benefit charges

Return of Principal death benefit	No Additional Charge

Highest Anniversary Value death benefit:

For contracts issued prior to May 1, 2023	0.35%

For contracts issued on or after May 1, 2023	0.75% (4)

RMD Wealth Guard death benefit	2.00% (5)

Guaranteed minimum income benefit charge	2.50% (6)

(1)
The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.

(2)
The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.

(3)
Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(4)	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement.

(5)
Maximum charge of 1.20% if you were in the younger Age Band shown on the applicable Rate Sheet Supplement on the contract issue date and 2.00% if you were in the older Age Band shown on the applicable Rate Sheet Supplement. The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.

(6)
The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.

Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (1)	0.57%	2.65%

Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (1)	0.54%	2.36%

(1)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Surrender Example [Table Text Block]
These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Highest Anniversary Value death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesE	$5,829	$18,170	$31,508	$70,035	$5,829	$18,170	$31,508	$70,035

Annuitize Example [Table Text Block]
These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Highest Anniversary Value death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesE	$5,829	$18,170	$31,508	$70,035	$5,829	$18,170	$31,508	$70,035

No Surrender Example [Table Text Block]
These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, as well as, the Highest Anniversary Value death benefit and GMIB (both at their maximum charge).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesE	$5,829	$18,170	$31,508	$70,035	$5,829	$18,170	$31,508	$70,035

Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance Company Risk

No company other than the Company has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Total Account Value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a shortterm investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Limitations on access to cash value through withdrawals

Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.75% (1)	Specified on Rate Sheet Supplement (2)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit

RMD Wealth Guard Death Benefit	Allows required minimum withdrawals without reducing the benefit base.	Optional	2.00% (1)	Specified on Rate Sheet Supplement (2)	• Restricted to owners of certain ages • Available only at contract purchase • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base. Applicable to contracts issued on or after May 1, 2023. The applicable max fee for contracts issued prior to May 1, 2023 is 0.35%.
(2)	The current charge may be less than what is shown above and is reflected on the Rate Sheet Supplement.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.50% (1)	Specified on Rate Sheet Supplement (2)
•  Restricted to owners of certain ages
•  Cannot be elected with the RMD Wealth Guard Death Benefit
•  Excess withdrawals could significantly reduce or terminate benefit
•  Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.
(2)	The current charge may be less than what is shown above and is reflected on the Rate Sheet Supplement.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifer)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.
Death Benefits

About Death Benefits

For the purposes of determining the death benefit under your Retirement Cornerstone
®
Series E contract, we treat your Investment account and any Guaranteed minimum death benefit funded by your Protected Benefit account differently.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and any required information and forms necessary to effect payment. The death benefit payable in connection with your Protected Benefit account will be based on the greater of (i) your Protected Benefit account value, and (ii) the benefit base of your Guaranteed minimum death benefit.

The total death benefit under your Retirement Cornerstone
®
Series E contract will depend on your values in either one or both sides of the contract. If you selected a Guaranteed minimum death benefit but never funded your Protected Benefit account, your death benefit will be based on your Investment account value only. Likewise, if you funded your Guaranteed minimum death benefit through allocations to the Protected Benefit account and had no Investment account value, your death benefit would be based strictly on the Guaranteed minimum death benefit you selected. Also, it is possible that upon your death, you have value in both your Investment account and a Guaranteed minimum death benefit that has been funded through allocations to the Protected Benefit account. In that case, your beneficiaries would receive the Investment account value, plus the value of your Guaranteed minimum death benefit.

Guaranteed minimum death benefits

At issue, you may elect one of our optional Guaranteed minimum death benefit options (GMDBs) in connection with your Protected Benefit account as follows:

Guaranteed Minimum Death Benefit	Series E Contracts
Return of Principal death benefit (1)	Issue Ages 0-80
Highest Anniversary Value death benefit (1)	Issue Ages 0-75
RMD Wealth Guard death benefit	Issue Ages 20-73
(1)	As long as you have the GMIB, you can only fund these benefits beginning at the age specified in the applicable Rate Sheet Supplement.

If you do not specifically indicate on your application that you do not wish to have the GMIB or do not subsequently drop the GMIB after your contract is issued, then you cannot fund the Protected Benefit account until you are at least the Funding Age, which means you also cannot fund any applicable Guaranteed minimum death benefit until at least the Funding Age. The current Funding Age is reflected on the Rate Sheet Supplement and is subject to the Rate lock-in period. Please see, “Rate lock-in period” in “Benefits available under the contract”. If you are within 7 years of the Funding Age at the time your contract is issued, the initial Annual Roll-up rate specified in the Rate Sheet Supplement will only apply after you attain the Funding Age for the amount of time then remaining in your first seven contract years. If you are more than 7 years younger than the Funding Age at the time your contract is issued, the initial Annual Roll-up rate will never apply to your contract. Instead, the Renewal rates (described in this section) will apply for the duration of your contract.

The RMD Wealth Guard death benefit cannot be elected in combination with the GMIB. You can elect the Highest Anniversary Value death benefit with or without the GMIB. The Highest Anniversary Value death benefit and the RMD Wealth Guard death benefit are available at an additional charge. There is no additional charge for the Return of Principal death benefit. If you elect the GMIB, but do not elect a Guaranteed minimum death benefit, the Return of Principal death benefit will also be issued with your contract. If you elect a GMDB, the period during which you can make subsequent contributions may be significantly shorter than if you did not elect a GMDB. Please refer to Appendix “Rules regarding contributions to your contract”.

Once a withdrawal is taken from the Protected Benefit account, additional contributions may not be made to the Protected Benefit account. Please refer to “Accessing your money”. Transfers to and from the Protected Benefit account may be restricted. Please refer to “Transferring your money among investment options”.

Any GMDB you elect will automatically terminate upon annuitization, which will occur no later than the contract maturity date.

When you have a GMDB, you can allocate your contributions to any of the following:

•	Protected Benefit account variable investment options

•	Investment account variable investment options

•	Guaranteed interest option

•	The account for special dollar cost averaging

Funding your GMDB.
Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMDB. These amounts will be included in your GMDB benefit base and will become part of your Protected Benefit account value.

Your death benefit in connection with your Protected Benefit account is equal to one of the following — whichever provides a higher amount:

•	Your Protected Benefit account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, and any required information and forms necessary to effect payment; or

•	Your applicable GMDB benefit base (discussed below) on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for subsequent withdrawals.

Return of Principal death benefit

The Return of Principal death benefit, like all of the guaranteed minimum death benefits, only applies to amounts you allocate to the Protected Benefit account variable investment options and not to the contract as a whole. There is no additional charge for this benefit. The Return of Principal death benefit can only be elected in combination with the GMIB. Your Return of Principal Guaranteed minimum death benefit is equal to your Return of Principal death benefit base. This benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions invested in your Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any withdrawals you make from the Protected Benefit account variable investment options or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described under “How withdrawals affect your Guaranteed benefits”.

Please see Appendix “Guaranteed benefit base examples” for an example of how the Return of Principal benefit base is calculated.

Highest Anniversary Value death benefit

Your Highest Anniversary Value Guaranteed minimum death benefit is equal to your Highest Anniversary Value benefit base. The current charge for this benefit is reflected on the Rate Sheet Supplement and is subject to the Rate lock-in period. Please see, “Rate lock-in period” in “Benefits available under the contract”. This benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal from your Protected Benefit account.
If you have not taken a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts contributed to the Special DCA that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options.

-OR-

•	Your highest Protected Benefit account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions either directly or through the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

If you take a withdrawal from your Protected Benefit account and you elected the GMIB, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals. (Special rules apply if you enroll in our Automatic RMD service.) If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB, your Highest Anniversary Value benefit base will be reduced on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How withdrawals affect your Guaranteed benefits”.

At any time after a withdrawal, your Highest Anniversary Value benefit base is equal to one of the following — whichever provides a higher amount:

•	Your Highest Anniversary Value benefit base immediately following the most recent withdrawal (plus any transfers to the Protected Benefit account variable investment options made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

-OR-

•
Your highest Protected Benefit account value on any contract date anniversary after the withdrawal up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any transfers to the Protected Benefit account variable investment options and contributions to the Special DCA program designated for the Protected Benefit account variable investment options, made since the most recent “reset” of the Highest Anniversary Value benefit base that established your Protected Benefit account value as your new Highest Anniversary Value benefit base).

Please see Appendix “Guaranteed benefit base examples” for an example of how the Highest Anniversary Value benefit base is calculated.

RMD Wealth Guard death benefit

(For traditional IRA and QPDC contracts only)

The RMD Wealth Guard death benefit is an optional guaranteed minimum death benefit. The current charge for this benefit is reflected on the Rate Sheet Supplement and is subject to the Rate lock-in period. Please see, “Rate lock-in period” in “Benefits available under the contract”. Your initial RMD Wealth Guard death benefit base is valued based on your initial contributions and any transfers to the Protected Benefit account. This benefit base is not an account value or cash value. Thereafter RMD Wealth Guard death benefit base is increased by any allocations and transfers to the Protected Benefit account, which is described below. Withdrawals from the Protected Benefit account other than Excess RMD withdrawals, will not reduce your RMD Wealth Guard death benefit base. This death benefit also provides a refund feature in the event the Protected Benefit account falls to zero before the owner reaches age 95. There is an additional charge for this death benefit under the contract. The RMD Wealth Guard death benefit is not available if you elected the GMIB.

An RMD withdrawal is a withdrawal that is intended to satisfy the lifetime required minimum distributions from certain tax-favored plans and arrangements such as traditional IRAs under federal income tax rules. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

The RMD Wealth Guard death benefit base is not an account value or cash value. It is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts contributed to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any amounts transferred to the Protected Benefit account variable investment options; less

•	A deduction that reflects any Excess RMD withdrawals from the Protected Benefit account, or from amounts in the Special DCA program designated for the Protected Benefit account variable investment options. The amount of this deduction is described below.

The RMD Wealth Guard death benefit base will be recalculated on each transaction date upon the occurrence of each contribution, transfer or deduction.

Excess RMD withdrawals will reduce your RMD Wealth Guard death benefit base on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.
Resets.
 On each contract date anniversary up to the earlier of (i) the contract date anniversary following your first RMD withdrawal from the Protected Benefit account, and (ii) the contract date anniversary following your 85th birthday, if the Protected Benefit account value is greater than the current RMD Wealth Guard death benefit base, the RMD Wealth Guard death benefit base will automatically reset to equal the Protected Benefit account value. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base.

Calculating your RMD Wealth Guard withdrawal amount.
Your RMD Wealth Guard withdrawal amount will be calculated based on the account value in your Protected Benefit account variable investment options as of December 31st in the calendar year you turn age 70½ and calculated each calendar year thereafter as of December 31st
.
This calculation includes the actuarial present value of your RMD Wealth Guard death benefit. This is because certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits, such as guaranteed benefits like the RMD Wealth Guard death benefits, be added to the account value for purposes of calculating account-based annual required minimum distributions from individual retirement annuity contracts. See “Required minimum distributions” in the “Tax information” section of the Prospectus for more information.

Your RMD Wealth Guard withdrawal amount will be determined using the RMD rules and life expectancy and distribution tables in effect on December 31, 2014. In the event that tax reform measures change those RMD requirements, unless we agree otherwise, we will not allow your RMD Wealth Guard withdrawal amount to be greater than the RMD Wealth Guard withdrawal amount calculated using the IRS RMD rules that were in effect on December 31, 2014. As a result of us reserving this right, in the event that future IRS rule changes require you to take RMD withdrawals that are greater than the RMD amount calculated using the IRS RMD rules that were in effect on December 31, 2014 and we do not agree to this change, you would have to satisfy your RMD requirements from other retirement sources or, if you do not have other retirement sources, you would have to take an additional RMD withdrawal amount from this contract, which would be treated an Excess RMD withdrawal. That Excess RMD withdrawal would reduce your RMD Wealth Guard death benefit base on a pro rata basis. Please refer to the section “How withdrawals effect your Guaranteed benefits”.

Please note that your RMD Wealth Guard withdrawal amount will be zero:

•	In each year prior to the calendar year in which you turn age 70½; and

•	During your first contract year, even if you turn age 70½ during that year.

Withdrawals prior to age 70
1
⁄
2
or during your first contract year.
 Withdrawals from your Protected Benefit account prior to the calendar year in which you turn age 70½ are treated as Excess RMD withdrawals and reduce your RMD Wealth Guard death benefit base on a pro rata basis. Withdrawals from your Protected Benefit account prior to your first contract date anniversary will also reduce your RMD Wealth Guard death benefit base on a pro rata basis even if you turn age 70
1
⁄
2
during that calendar year. Reduction on a pro rata basis means that we calculate the percentage of your Protected Benefit account value that is being withdrawn and we reduce your RMD Wealth Guard death benefit base by the same percentage.
This pro rata reduction to the RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of the RMD Wealth Guard death benefit.
For an example of how a pro rata reduction works, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”.

Withdrawals from the Protected Benefit account:

•	prior to the calendar year in which you turn age 70½; or

•	during your first contract year, even if you turn age 70½ during the calendar year in which your first contract date anniversary falls will not stop your RMD Wealth Guard death benefit base from resetting.

As discussed in “Resets”, the last reset of the RMD Wealth Guard death benefit base will be the earlier of the contract date anniversary following your first RMD withdrawal from the Protected Benefit account or the contract date anniversary following your 85th birthday.

Withdrawals at or after age 70
1
⁄
2
.
 After your first contract date anniversary, withdrawals made from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as RMD Wealth Guard withdrawals and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from the Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard death benefit base. The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will be treated as an Excess RMD withdrawal. An Excess RMD withdrawal will reduce your RMD Wealth Guard death benefit base on a pro rata basis.
A pro rata reduction to your RMD Wealth Guard death benefit base could be greater than the dollar amount of the withdrawal and could significantly reduce or eliminate the value of your RMD Wealth Guard death benefit.

Please note that any withdrawals from your Protected Benefit account, including withdrawals taken up to the RMD Wealth Guard withdrawal amount, will reduce your Protected Benefit account value.

If you elect the RMD Wealth Guard withdrawal service, you can elect to take RMD withdrawals from your Protected Benefit account value and Investment account value. If you elect to use our RMD Wealth Guard withdrawal service or our Automatic RMD withdrawal service, you will receive the required amount of RMD payments calculated for your contract for that calendar year. At the time you elect to receive RMD withdrawals, any prior RMD payments due for that calendar year will be paid as a catch-up payment. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect.
For example, in the calendar year that you turn age 70½, if you enroll in our RMD Wealth Guard withdrawal service in July of that year and requested to receive monthly RMD payments, you would receive the catch-up payment due for January through June in a lump sum on the date the enrollment is processed and the July RMD monthly payment on the date that you specified on the RMD Wealth Guard withdrawal service Form. If you take additional withdrawals from the Protected Benefit account while you are currently taking RMD payments under our RMD Wealth Guard withdrawal service, those RMD payments from the Protected Benefit account will be reduced by those withdrawals. If you delay your first RMD withdrawal until after the calendar year you turn age 70½, but no later than April 1st of the following calendar year, we will pay you a catch-up payment at the time you elected to receive RMD withdrawals, which will include any prior RMD payments due for that calendar year plus the entire RMD amount due from the prior year. The catch-up payment is made immediately when the RMD Wealth Guard withdrawal service enrollment is processed. Thereafter, RMD payments will begin on the date and at the frequency you elect. In that event, your RMD Wealth Guard death benefit base would not reset after your first RMD withdrawal.

For more information about the RMD Wealth Guard withdrawal service, please refer to “RMDs for Traditional IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”.

If you take withdrawals from your Protected Benefit account during a calendar year in which you are receiving RMD payments under our Automatic RMD service or our RMD Wealth Guard withdrawal service, once the total amount of your withdrawals in that calendar year reach your RMD Wealth Guard withdrawal amount, your RMD Wealth Guard withdrawals will be suspended until the next calendar year. Additional withdrawals from the Investment account value will not suspend RMD Wealth Guard withdrawals under our Automatic RMD service or our RMD Wealth Guard withdrawal service.

For additional examples of how withdrawals affect your RMD Wealth Guard death benefit base, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”.

The RMD Wealth Guard withdrawal service is not available under QPDC contracts. If you elect the RMD Wealth Guard death benefit for a QPDC contract, all withdrawals from your Protected Benefit account will reduce the RMD Wealth Guard death benefit base on a pro rata basis until the QPDC contract is converted to an IRA. After you convert the QPDC contract to an IRA contract you can elect the RMD Wealth Guard withdrawal service. A qualified plan participant, upon separation from service, may directly roll-over an eligible rollover distribution from the plan by converting the QPDC contract into an otherwise identical IRA contract which retains the RMD Wealth Guard death benefit. In that case, the RMDs can be taken without reducing the RMD Wealth Guard death benefit base. You should not elect the RMD Wealth Guard death benefit under a QPDC contract unless you intend to convert to an IRA prior to taking RMDs. See Appendix “Purchase considerations for QP contracts”.
RMDs are not required to be withdrawn from a Roth IRA during your lifetime. Therefore, if you are considering converting your traditional IRA to a Roth IRA, prior to converting your IRA to a Roth IRA, you must drop the RMD Wealth Guard death benefit. For information on dropping this benefit, see “Dropping or changing your Guaranteed benefits” in “Benefits available under the contract”, and under Appendix “Dropping or changing your Guaranteed benefits”.

The RMD Wealth Guard death benefit is only available for traditional IRA and QPDC contracts.

RMD Wealth Guard Refund feature

If you elected the RMD Wealth Guard death benefit and your Protected Benefit account value falls to zero before the owner’s death, your RMD Wealth Guard death benefit terminates and we will refund 10% of the total of (a) minus (b), where

(a)	equals your total contributions and transfers to the Protected Benefit account; and

(b)	equals the total dollar amount of any Excess RMD withdrawals you have taken.

For example, assume that at the time your Protected Benefit account value fell to zero, your total contributions and transfers to the Protected Benefit account were $100,000 and you had taken a total of $10,000 in Excess RMD withdrawals. You will receive a refund equal to 10% of $90,000 ($100,000 - $10,000), or $9,000.

We will pay you the amount of any RMD Wealth Guard Refund as a lump sum. In certain circumstances, you may be able to roll over this payment into another IRA. Please consult your tax adviser. Also, please see “Withdrawals, payments and transfers of funds out of traditional IRAs” in the “Tax Information” section of this Prospectus for more information about possible tax consequences of any distribution from your contract.

If your Protected Benefit account falls to zero, your contract will also terminate unless you have amounts allocated to the Investment account. In this case, you will receive the RMD Wealth Guard Refund as a lump sum, your contract will continue and any remaining RMD payments will continue uninterrupted from your Investment account, beginning in the calendar year in which your Protected Benefit account falls to zero.

If you change ownership of the contract, generally the Guaranteed minimum death benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” for more information.

The Guaranteed minimum death benefits are subject to state availability and your age at contract issue. For a state-by-state
description of all material variations of this contract, see Appendix “State contract availability and/or variations of certain features and benefits”.

For contracts with
non-natural
owners, the available death benefits are based on the annuitant’s age.
Please see both “Effect of your account values falling to zero” in “Determining your contract’s value” and “How withdrawals affect your Guaranteed benefits” and the section entitled “Charges and expenses” for more information on these Guaranteed benefits.

See Appendix “Guaranteed benefit base examples” for examples of how the benefit bases for the Guaranteed minimum death benefits work.

Payment of Death Benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural
owner that has joint annuitants who continue to be spouses at the time of death, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit in connection with your Investment account is equal to your Investment account value as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require.

The death benefit in connection with any amount in your Protected Benefit account is equal to your Protected Benefit account value or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit), as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require (date of claim). However, this is not the case if the beneficiary of your contract is your spouse and he or she decides to roll over the death benefit to another contract issued by us. See “Effect of the owner’s death”. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner’s (or older joint owner’s, if applicable) death adjusted for any subsequent withdrawals. If you elected the RMD Wealth Guard death benefit, the RMD Wealth Guard death benefit base will be reduced on a dollar-for-dollar basis by any withdrawals taken between December 31 of the calendar year of the date of death and the date of claim. Payment of the death benefit terminates the contract.

When we use the terms “owner” and “joint owner”, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural
owner. If the contract is jointly owned or is issued to a
non-natural
owner, the death benefit is payable upon the death of the older joint owner or older joint annuitant, as applicable.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable. If the contract had joint annuitants, it will become a single annuitant contract.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural
owner, the death benefit is payable upon the death of the annuitant.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal
joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed under “Non-spousal joint owner contract continuation.”

If you are the sole owner, your surviving spouse may have the option to:

•	take the death benefit proceeds in a lump sum;
•	exercise the GMIB (if applicable), if the surviving spouse is age 85 or older at the time of your death;

•	continue the contract as a successor owner under “Spousal continuation” (if your spouse is the sole primary beneficiary) or under our Beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If you elected the GMIB, and your surviving spouse is age 85 or older at the time of your death and wishes to exercise the GMIB, we must receive the exercise election within twelve months of your date of death. The annuity purchase factors that apply in calculating the GMIB payments to your surviving spouse differ from the annuity purchase factors that we generally use to calculate GMIB payments.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse’s new contract. Any death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable Guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the
“5-year
rule”). In certain cases, an individual beneficiary or
non-spousal
surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal
joint owner continues the contract under the
5-year
rule, in general, all Guaranteed benefits and their charges will end. For more information on non-spousal
joint owner contract continuation, see the section immediately below.

Non-spousal
joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner’s death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years and any GMIB and charge will be terminated; or (4) continue the contract under the Beneficiary continuation option.

If the contract continues, any Guaranteed minimum death benefit and associated charge will be discontinued. No subsequent contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues under the
“5-year
rule”, the death benefit is not payable and the Guaranteed minimum death benefit, if applicable, will continue without change. In general, the GMIB and charge will be discontinued. No subsequent contributions will be permitted.

Spousal continuation

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	The Guaranteed benefits continue to be based on the surviving spouse’s age for the life of the contract.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death in order to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed in this section) or continue the contract as sole owner, as follows:

•	(Younger spouse joint owners only)

—	The surviving younger spouse must be younger than age 96 on the next contract date anniversary following the date of claim.

—
If the Protected Benefit account had not been funded and the deceased spouse died after the age at which he or she was eligible to fund the Protected Benefit account, the surviving spouse can fund the Protected Benefit account if he or she satisfies the age-eligibility rules.

—
If the applicable GMDB benefit base on the date of death is higher than the Protected Benefit account value on the date of claim, we will reset the Protected Benefit account value to equal the GMDB benefit base.

—	If the surviving spouse joint owner is age 96 or older on the next contract date anniversary following the date of claim, we will pay the death benefit and the contract will be terminated.

•	(Spouse beneficiaries only)

—	The surviving spouse must be between the Funding Age and 85 as of the date of the deceased spouse’s death to continue the contract.

—	If the GMIB had been elected and the Protected Benefit account had not been funded as of the date of death, all Guaranteed benefits, including any applicable charges, will be terminated.

—
If the GMIB had not been elected and the Protected Benefit account had not been funded as of the date of death, contributions to the Protected Benefit account are permitted if the ex-spouse is age-eligible at the time of the contribution.

—
If the Protected Benefit account has been funded, transfers from the Investment Account are permitted if the surviving spouse is age eligible. For contracts with the GMIB, additional contributions to the Protected Benefit account are not permitted.

•	If the deceased spouse had been the annuitant or joint annuitant, the surviving spouse becomes the annuitant. If a third party had been the annuitant, the surviving spouse can elect to become the annuitant or allow the third party to continue as annuitant.

GMDB and Spousal continuation

•	For contracts with the Return of Principal death benefit, a surviving spouse age 80 or younger on the date of your death can continue the contract with the Return of Principal death benefit and can continue funding the Protected Benefit account through age 80.

•	A surviving spouse age 81 or older on the date of your death can continue the contract but the Return of Principal death benefit amount will be frozen. This means that the Return of Principal death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals.

•	For contracts with the Highest Anniversary Value death benefit, the following applies:

—
If the surviving spouse is age 75 or younger on the date of your death, the Highest Anniversary Value death benefit continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85. If the Highest Anniversary Value benefit base had stopped growing due to the deceased spouse having reached age 85, it will resume growing until the contract date anniversary following the date the surviving spouse reaches age 85.

—	The charge for the Highest Anniversary Value death benefit will continue to apply, even after the death benefit is no longer eligible for resets.
—	If the surviving spouse is age 76 or older on the date of your death, the Highest Anniversary Value death benefit will be frozen, which means:

•	On the date your spouse elects to continue the contract, the Highest Anniversary Value death benefit will be discontinued. The Return of Principal death benefit will go into effect with an initial value equal to the amount of the “Highest Anniversary Value benefit base on the date of your death. If your Total account value is higher than the Highest Anniversary Value death benefit base on the date of your death, the Highest Anniversary Value benefit base will not be increased
to equal your Total account value.

•	The death benefit will no longer be eligible to increase, and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals.

•	The charge for the Highest Anniversary Value death benefit will be discontinued, although we will deduct a pro rata charge for the period of time that the benefit was in effect during the year prior to the date of death.

•	Upon the death of your spouse, the beneficiary will receive, as of the date of death, the greater of the Total account value and the value of the death benefit.

•	For contracts with the RMD Wealth Guard death benefit, the following applies:

—
We will increase the Protected Benefit account value to equal RMD Wealth Guard death benefit base, if higher. This increase will be excluded from the total contributions portion of the calculation of any future RMD Wealth Guard Refund amount, if applicable.

—
If the surviving spouse is the maximum age in the older Age Band shown on the applicable Rate Sheet Supplement or younger on the date of death, the RMD Wealth Guard death benefit continues. The applicable fee for the RMD Wealth Guard death benefit will be based on the surviving spouse’s age at the time of the owner’s death and will be higher if the surviving spouse is age 65 or higher as of the date of death and the deceased owner was under age 65 when the contract was issued. The RMD Wealth Guard death benefit base will continue to grow (or, if the benefit base had been frozen upon the owner reaching age 85, resume growing) according to its terms until the contract date anniversary following the earlier of (i) the first RMD withdrawal from the Protected Benefit account and (ii) the date the surviving spouse reaches age 85. Any fees for the RMD Wealth Guard death benefit collected between the date of death and the date of claim will not be refunded.

—
If the maximum age in the older Age Band shown on the applicable Rate Sheet Supplement or younger on the date of death, the surviving spouse can fund the RMD Wealth Guard death benefit base if the deceased contract owner had been eligible to fund it but did not do so, or increase the RMD Wealth Guard death benefit base by transferring additional amounts to the Protected Benefit account, subject to the restrictions on transfers to the Protected Benefit Account described in “Transferring your money among investment options”. Specifically, the restrictions on transfers that apply to contract owners in the younger Age Band shown on the applicable Rate Sheet Supplement on their contract date also apply to a surviving spouse in the younger Age Band shown on the applicable Rate Sheet Supplement on the date of death, and the rules that apply to contract owners age 65-68 on their contract date also apply to a surviving spouse aged 65-68 on the date of death. Contributions to the Protected Benefit account are not permitted.

—
If the surviving spouse is older than the maximum age in the older Age Band shown on the applicable Rate Sheet Supplement at the time of the owner’s death, and the Protected Benefit account has value, the RMD Wealth Guard death benefit amount will be frozen. This means that the RMD Wealth Guard death benefit base will no longer increase and will be subject to pro rata reduction for any subsequent withdrawals, including RMD withdrawals. The charge for the RMD Wealth Guard death benefit will be discontinued and the RMD Wealth Guard Refund feature will no longer apply. If the Protected Benefit account has no value, the RMD Wealth Guard death benefit will terminate and the charge will be discontinued. Contributions and transfers to the Protected Benefit account are not permitted.

—
A surviving spouse who does not wish to continue the RMD Wealth Guard death benefit can terminate the benefit by taking a full withdrawal of the Protected Benefit account or making a one-time transfer to the Investment account variable investment options and guaranteed interest option.

•	When deciding whether or not to continue the contract, please consider the value of the death benefit if taken as a lump sum and the value of the death benefit if the contract is continued, especially if post-death withdrawals occurred, as the values may differ.

GMIB and Spousal continuation
. For jointly owned contracts:

•	The GMIB will end if the surviving spouse is age 95 or older as of the date of death of the deceased spouse, or will attain age 95 prior to the end of the GMIB exercise waiting period. The charge for the GMIB will be discontinued, although we will deduct a pro rata charge for the period of time (if any) that the benefit was in effect during the year prior to the date of death.

•	The GMIB will continue if the surviving spouse is age 94 or younger as of the contract date anniversary before the date of death and will not attain age 95 prior to the end of the GMIB exercise waiting period. The GMIB benefit base will continue to roll up until the GMIB Roll-up period end date, which will be determined based on the contract date anniversary after the surviving spouse reaches age 95. However, if the GMIB Roll-up period end date had already occurred prior to the date of death, the GMIB Roll-up period will not be reinstated. The GMIB benefit base will remain eligible for resets.
•	If the GMIB continues, the charge for the GMIB will continue to apply. The GMIB can be exercised based on the surviving spouse’s age as of the date of death of the deceased spouse.

—
If the surviving spouse is between the Funding Age and age 95 as of the date of death, the earliest opportunity to exercise the GMIB will be within 30 days of the later of (a) the tenth contract date anniversary following the date the Protected Benefit account was first funded or (b) the tenth contract date anniversary following the most recent GMIB benefit base reset, but in either case not later than 30 days after the contract date anniversary following the surviving spouse’s 95th birthday.

•	If the surviving spouse exercises the GMIB, we will always apply joint life annuity purchase rates in calculating the periodic payments. The GMDB is terminated upon exercise of the GMIB.

For single owner contracts:

•	The GMIB will end if the surviving spouse is either younger than the Funding Age or older than age 85 as of the date of death of the contract owner. The GMIB will also end if the Protected Benefit account had not been funded as of the date of death of the contract owner, even if the surviving spouse was the Funding Age to 85 as of the date of death. The charge for the GMIB will be discontinued, although we will deduct a pro rata charge for the period of time (if any) that the benefit was in effect during the year prior to the date of death.

—
If the GMIB ends because the surviving spouse is older than age 85 as of the date of death, the surviving spouse will be given a one-time option within the first twelve months following the date of death to exercise the GMIB.

—
If the GMIB ends, the surviving spouse cannot (a) fund the Protected Benefit account if it had not been previously funded and (b) make additional contributions into the Protected Benefit account if it had been previously funded. Transfers to the Protected Benefit account are permitted if the surviving spouse is age eligible.

•	The GMIB will continue if (i) the surviving spouse is the Funding Age through 85 as of the date of death; (ii) the Protected Benefit account had been funded prior to the date of death; and (iii) the last opportunity for the deceased spouse to exercise the GMIB had not passed prior to the date of death.

—
The GMIB Maximum Roll-up Period does not restart, but the GMIB benefit base will roll up until GMIB Roll-up period end date that we will determine using the date on which the surviving spouse turns 95. However, if the GMIB Maximum Roll-up period had ended prior to the date of death, the GMIB benefit base will not resume rolling up.

—	GMIB benefit base resets will continue until the contract date anniversary following the surviving spouse’s 95th birthday.
—	The GMIB can be exercised based on the surviving spouse’s age as of the date of death of the deceased spouse.

•	If the surviving spouse is between the Funding Age through 85 as of the date of death, the earliest opportunity to exercise the GMIB will be within 30 days of the later of (a) the tenth contract date anniversary following the date the Protected Benefit account was first funded or (b) the tenth contract date anniversary following the most recent GMIB benefit base reset.

•	If the surviving spouse exercises the GMIB, we will always apply joint life annuity purchase rates in calculating periodic payments. The GMDB is terminated upon exercise of the GMIB.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

Spousal beneficiaries of a single owned contract who are 86 or older as of the date of the deceased spouse’s death are not permitted to continue the contract under Spousal continuation. However, they may have a one-time opportunity to exercise the GMIB. See “GMIB exercise rules” in “Benefits available under the contract” for more information. If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional for further information. For a state-by-state
description of all material variations of this contract, including information on the availability of the Beneficiary continuation option in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.
Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
The Beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such account value, adjusted for any subsequent withdrawals.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” under “Tax Information.”

Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the Beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options and the guaranteed interest option (subject to our rules) but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.

•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	The beneficiary may choose at any time to withdraw all or a portion of the Total account value.
•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB or you died on or before December 31, 2019, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.
This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the Beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the Beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the Investment account variable investment options but no subsequent contributions will be permitted.

•	The Protected Benefit account variable investment options will no longer be available and no value can be allocated to those investment options.
•	If any Guaranteed benefits are in effect under the contract, they will no longer be in effect and charges for such benefits will stop.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or the older joint owner:

•	As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the Protected Benefit account value to equal the applicable death benefit if such death benefit is greater than such Protected Benefit account value adjusted for any subsequent withdrawals.

If the deceased is the younger
non-spousal
joint owner:

•	The account value will not be reset to the death benefit amount.

A surviving spouse should speak to his or her tax professional about whether Spousal continuation or the Beneficiary continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the surviving spouse’s age, need for immediate income and a desire to continue any Guaranteed benefits under the contract.

Living Benefits

Guaranteed minimum income benefit

This section describes the Guaranteed minimum income benefit, or “GMIB”. The current charge for this benefit is reflected on the Rate Sheet Supplement and is subject to the Rate lock-in period. Please see, “Rate lock-in period” in “Benefits available under the contract”. The GMIB is automatically added to your contract at issue, unless you specifically indicate on your application that you do not wish to elect it.

The GMIB guarantees, subject to certain restrictions, annual lifetime payments (“Lifetime GMIB payments”) that are calculated by applying your GMIB benefit base to the guaranteed GMIB annuity purchase factors specified in Appendix “GMIB Annuity purchase factors”. You choose whether you want the option to be paid on a single or joint life basis at the time the GMIB is exercised.

Important note for owners regarding the Funding Age:
Funding of the GMIB is only permitted starting at the Funding Age, which is reflected on the Rate Sheet Supplement. If you are less than 7 years younger than the Funding Age at the time your contract is issued, the Initial Roll-up rates (described below) will only apply after you attain the Funding Age for the amount of time then remaining in your first seven contract years.
If you are more than 7 years younger than the Funding Age at the time your contract is issued, the Initial Roll-up rates will never apply to your contract.
Instead, the Renewal rates (described below) will apply for the duration of your contract.

Lifetime GMIB payments will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no-lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

We reserve the right to change the annuity option or make other forms of payout options available at any time. For a description of payout options, see “Your annuity payout options” in “Accessing your money”.

When you exercise the GMIB, the annual lifetime income that you will receive will be the greater of (i) your GMIB which is calculated by applying your GMIB benefit base to GMIB guaranteed annuity purchase factors, or (ii) the income provided by applying your Protected Benefit account value to our then current annuity purchase factors specified in Appendix “GMIB Annuity purchase factors”, or base contract guaranteed annuity purchase factors. The GMIB benefit base is applied only to the guaranteed annuity purchase factors under the GMIB in your contract and not to any other guaranteed or current annuity purchase rates. Your Total account value is never applied to the guaranteed GMIB annuity purchase factors. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.

If there is no Investment account value remaining when you elect to exercise the GMIB, your contract (including its death benefit and any account or cash values) will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see “Exercise of GMIB”.

Since the GMIB, is automatically added to your contract at issue unless you specifically indicate on your application that you do not wish to elect it, you should consider the fact that it provides a form of insurance and is based on conservative
ac
tuarial factors. Therefore, even if your Protected Benefit
account value is less than your benefit base, you may generate more income by applying your
Protected Benefit account value to our current annuity purchase factors.
We will make this comparison for you upon request.

Surrendering your contract will terminate your GMIB. Please see “Surrendering your contract to receive its cash value” in “Accessing your money”.
The GMIB also allows you to take certain withdrawals (your “Annual withdrawal amount”) prior to the beginning of your Lifetime GMIB payments without reducing your GMIB benefit base. Your Annual withdrawal amount for the next contract year is calculated each contract date anniversary by applying a percentage (“the Annual
Roll-up
rate”) to your GMIB benefit base on that date. Lifetime GMIB payments and your Annual withdrawal amount are described in this section. With respect to your GMIB, it is important to note the following:

•	Once a withdrawal is taken from your Protected Benefit account, you cannot make additional contributions to your Protected Benefit account, either directly or through the Special DCA program. You can, however, continue to make transfers from your Investment account to the Protected Benefit account variable investment options until such time you make a subsequent contribution to your Investment account at which point transfers into the Protected Benefit account will no longer be available. Scheduled transfers from an existing Special DCA program will continue, even after such subsequent contribution is made to the Investment account.

•	Withdrawals in excess of your Annual withdrawal amount (an “Excess withdrawal”) can greatly reduce the value of your GMIB. An Excess withdrawal that reduces your Protected Benefit account value to zero will cause your GMIB to terminate.

In order to fund your Guaranteed minimum income benefit, you must make contributions or transfers to the Protected Benefit account.
The GMIB can only be funded starting at the Funding Age, which is reflected on the Rate Sheet Supplement
.

The GMIB can be elected by owners age 20-80 with all contract types. If the contract is jointly owned, the GMIB can only be elected and funded if both owners are between the ages of the Funding Age and age 80. The GMIB, which is automatically added to your contract at issue unless you specifically indicate on your application that you do not wish to elect it, cannot be added to your contract at a later date.

You can drop your GMIB at any time prior to funding your Protected Benefit account. If you fund your Protected Benefit account at issue, which is only permitted if you are at least the Funding Age, you can drop your GMIB if your contract has been in force for at least four contract years. If you fund your Protected Benefit account after issue, you cannot drop the GMIB until the later of (i) the contract date anniversary following the date the Protected Benefit account is funded and (ii) four years from contract issue.

It is important to note that if you decide to drop your GMIB, either before or after funding your Protected Benefit account, your Guaranteed minimum death benefit may be affected. Please see Appendix “Dropping or changing your Guaranteed benefits” for more information.

When you purchase a contract with the GMIB, you can combine it with one of our Guaranteed minimum death benefits: (i) the Return of Principal death benefit, or (ii) the Highest Anniversary Value death benefit. The GMIB cannot be combined with the RMD Wealth Guard death benefit.
There is an additional charge for the GMIB which is described under “Guaranteed minimum income benefit charge” in “Charges and expenses”.

If you elected the GMIB and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information”.

The Guaranteed minimum income benefit should be regarded as a safety net only.

GMIB benefit base

Your GMIB has a benefit base that determines your Annual withdrawal amount and your Lifetime GMIB payments. We apply a Roll-up rate to your GMIB benefit base. At contract issue, an initial Annual Roll-up rate and Deferral Roll-up rate, will apply during your first seven contract years. See “Annual Roll-up rate”, “Deferral Roll-up rate”, “Initial Roll-up rates” and “Renewal rates” for more information. Please note that the initial Annual Roll-up rate and initial Deferral Roll-up rate may be the same.

The initial Annual Roll-up rate and Deferral Roll-up that apply during your first seven contract years are specified in the Rate Sheet Supplement.

Your GMIB benefit base is not an account value or cash value. The GMIB benefit base is used to calculate your Lifetime GMIB payments, your Annual withdrawal amount and the charge for the benefit. Your GMIB benefit base is equal to:

•	Your initial contribution and any subsequent contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program; plus

•	Any amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options; plus

•	Any transfers to the Protected Benefit account variable investment options; less

•	A deduction on a pro rata basis that reflects any “Excess withdrawal” amounts, including any RMD payments not taken through our Automatic RMD service that result in Excess withdrawals; plus

•	During the GMIB Roll-up period, the “Deferral Roll-up amount” (if applicable) OR, beginning in the year in which you take your first withdrawal, any “Annual Roll-up amount”, reduced by the dollar amount of any withdrawals up to the Annual withdrawal amount.

After the end of the GMIB Roll-up period, the dollar amount of any withdrawals up to the Annual withdrawal amount will not reduce your GMIB benefit base. A withdrawal from your Protected Benefit account that exceeds the Annual withdrawal amount, including RMD withdrawals, is an Excess withdrawal. (Special rules apply to RMDs, however, if you enroll in our Automatic RMD service. See “RMDs for contracts with GMIB” in “Accessing your money”.) An Excess withdrawal will reduce your GMIB benefit base on a pro rata basis.

Either the Deferral
Roll-up
amount or the Annual
Roll-up
amount is credited to the GMIB benefit base on each contract date anniversary during the GMIB Roll-up period. These amounts are calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable
Roll-up
rate under your contract, contributions and transfers to the Protected Benefit account during the contract year and for the Annual
Roll-up
amount, any withdrawals up to the Annual withdrawal amount during the contract year. Withdrawals from your Protected Benefit account up to the Annual withdrawal amount reduce your Annual Roll-up amount on a dollar-for-dollar basis. A withdrawal from your Protected Benefit account in excess of the Annual withdrawal amount is an Excess withdrawal. An Excess withdrawal will reduce your GMIB benefit base on a pro rata basis. Special rules apply if you are required to take RMD withdrawals and enroll in our Automatic RMD service. The calculation of both the Deferral
Roll-up
amount and the Annual
Roll-up
amount are discussed in this section.

Beginning in the contract year in which you fund your Protected Benefit account until the end of the GMIB Roll-up period, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. However, those same withdrawals will reduce on a dollar-for-dollar basis the Annual
Roll-up
amount that would otherwise be applied to the GMIB benefit base at the end of the contract year. Remember that the
Roll-up
amount applicable under your contract does not become part of your GMIB benefit base until the end of the contract year.
The portion of any withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis.
See “Annual withdrawal amount”. If you are required to take RMD distributions and elect our Automatic RMD service, any Lifetime RMD payment we make to you up to the greater of your Lifetime RMD payment or Annual withdrawal amount each year will count towards your Annual withdrawal amount but (a) during the GMIB Roll-up period, will not offset the Annual Roll-up amount by more than the Annual withdrawal amount and (b) after the GMIB Roll-up period ends, will not reduce your GMIB benefit base. If you do not enroll in our Automatic RMD service and you take withdrawals in order to satisfy your RMD obligations, the amount by which your total withdrawals exceed your Annual withdrawal amount will be treated as an Excess withdrawal that reduces your GMIB benefit base on a pro rata basis. See “RMDs for contracts with GMIB” in the “Accessing your money” section of this Prospectus.

After the GMIB Roll-up period end date, any withdrawals you take up to the Annual withdrawal amount each year will not reduce your benefit base. Any withdrawals you take in excess of the Annual withdrawal amount will reduce your benefit base on a pro rata basis. Special rules apply if you are required to take RMD withdrawals and enroll in our Automatic RMD service. Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from your contract date, up to the contract maturity date. See “Annual reset options”.
Only amounts you allocate to the Protected Benefit account variable investment options and amounts in the Special DCA program designated for the Protected Benefit account variable investment options will fund your GMIB. These amounts will be included in your GMIB benefit base and will become part of your Protected Benefit account value. See “Allocating your contributions” for more information.

For example:

You purchase a Retirement Cornerstone
®
— Series E contract with an initial contribution of $100,000 and allocate $60,000 to the Protected Benefit account variable investment options and $40,000 to the Investment account variable investment options. Your initial GMIB benefit base will be $60,000.

You can fund your GMIB benefit by allocating money to the Protected Benefit account variable investment options (either directly or through the special DCA program) immediately or at some later date. Allocations to the Protected Benefit account variable investment options also fund your Guaranteed minimum death benefit.

Annual
Roll-up
rate

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount. It is also used to calculate amounts credited to your GMIB benefit base for the contract year in which the first withdrawal is made from your Protected Benefit account and all subsequent contract years. The Deferral
Roll-up
rate is used to calculate amounts credited to your GMIB benefit base in the contract years prior to the first withdrawal from your Protected Benefit account. The Deferral
Roll-up
rate is described below.
Please note that the Annual Roll-up rate and the Deferral Roll-up rate may be the same.

The initial Annual Roll-up rate is the Annual Roll-up rate that applies during the first seven years of your contract. The initial Annual Roll-up rate is specified in the Rate Sheet Supplement and will not be less than the guaranteed Roll-up floor. Thereafter, the renewal Annual Roll-up rate applies. The renewal Annual
Roll-up
rate is variable and is tied to the
Ten-Year
Treasuries Formula Rate described below, but the minimum rate will be the greater of the guaranteed Roll-up floor and the Ten-Year Treasuries Formula Rate (which is the same calculation used for the minimum renewal Deferral Roll-up rate), but never greater than 10.0%. The renewal Annual
Roll-up
rate will be set at our discretion, subject to the above stated minimum. We reserve the right, however, to declare a renewal Annual
Roll-up
rate that is greater than 10.0%.

•
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.
The “Ten-Year Treasuries Formula Rate” used with the renewal Annual Roll-up rate is identical to the “Deferral Ten-Year Treasuries Formula Rate” used with the renewal Deferral Roll-up rate.

Deferral
Roll-up
rate

The Deferral
Roll-up
rate is only used to calculate amounts credited to your GMIB benefit base through the end of the contract year that precedes the contract year in which the first withdrawal is made from your Protected Benefit account. The Deferral
Roll-up
rate is never used to calculate your Annual withdrawal amount under the GMIB.
Please note that the Deferral Roll-up rate and the Annual Roll-up rate may be the same.

Beginning with the first contract year in which you fund your Protected Benefit account, the
Roll-up
amount credited to your GMIB benefit base at the end of the contract year (the “Deferral
Roll-up
amount”) will be calculated using the Deferral
Roll-up
rate. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
amount will not be credited at the end of the contract year in which the withdrawal was taken and the Deferral Roll-up rate will no longer apply to your contract. Instead, the Annual
Roll-up
amount will be credited.

The Deferral Roll-up rate, if higher than the Annual Roll-up rate, may provide an incentive to defer taking your first withdrawal from your Protected Benefit account. If the Deferral Roll-up rate and the Annual Roll-up rate are the same, this incentive for deferring withdrawals is not applicable.

The initial Deferral Roll-up rate is the Deferral Roll-up rate that applies during the first seven years of your contract. The initial Deferral Roll-up rate is specified in the Rate Sheet Supplement and will not be less than the guaranteed Roll-up floor. Thereafter, the renewal Deferral Roll-up rate applies. The renewal Deferral
Roll-up
rate is variable and is tied to the Deferral
Ten-Year
Treasuries Formula Rate described below. The minimum renewal Deferral
Roll-up
rate will be the greater of the guaranteed Roll-up floor and the Ten-Year Treasuries Formula Rate (which is the same calculation used for the minimum renewal Annual Roll-up rate), but never greater than 10.0%. The renewal Deferral
Roll-up
rate will be set at our discretion, subject to the above stated minimum. We reserve the right, however, to declare a renewal Deferral
Roll-up
rate that is greater than 10.0%.

•
Deferral
Ten-Year
Treasuries Formula Rate.
For each calendar quarter, this rate is the average of the rates for the ten-year
U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th day of the last month of the preceding calendar quarter, plus 2.00%, rounded to the nearest 0.10%. U.S. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.
As described above, both the renewal Annual
Roll-up
rate and renewal Deferral
Roll-up
rate will never be less than the guaranteed Roll-up floor or greater than 10.0% and both use the exact same Ten-Year Treasuries Formula Rate.
Therefore, absent the Company using its discretion to
set higher rates than the required minimum rates, the renewal Annual Roll-up rate and renewal Deferral Roll-up rate will be the same.
You should not rely on the Company using its discretion to set a renewal Deferral Roll-up rate or a renewal Annual Roll-up rate higher than the minimum guaranteed rate.

It is important to note that on each contract date anniversary, we will apply either the Annual
Roll-up
rate or the Deferral
Roll-up
rate to your GMIB benefit base based on whether you have ever taken a withdrawal from the Protected Benefit account. In statements we provide you, we will show you the
Roll-up
amounts under both rate scenarios. Once you take a withdrawal from your Protected Benefit account, the Deferral
Roll-up
rate will no longer be shown on your statements.

Initial Roll-up rates.
At contract issue, an initial Annual Roll-up and Deferral Roll-up rate will apply during your first seven contract years, as specified in the Rate Sheet Supplement.
Absent the Company using its discretion to set higher rates than the required minimum rates, the initial Annual Roll-up rate and initial Deferral Roll-up rate will be the same.
The Initial Roll-up rate is the Roll-up rate in effect at the time your contract is issued (subject to the Rate lock-in period rules described below). After your first seven contract years, the renewal Roll-up rate will never be less than the guaranteed Roll-up floor or, if greater, the Ten-Year Treasuries Formula Rate, and never greater than 10.0%.

The initial Annual Roll-up rate and Deferral Roll-up that apply during your first seven contract years are specified in the Rate Sheet Supplement.

Once a contract is issued with the Initial Roll-up rates that are in effect, those rates will be applicable for the first seven contract years. Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the first seven contract years will get the Initial Roll-up rates described above. The initial Roll-up rates are no longer applicable starting in the eighth year of your contract, regardless of when you fund the Protected Benefit account. See “Renewal rates” for the Roll-up rates that apply once the Initial Roll-up rates expire.

GMIB has a Funding Age, which is reflected on the Rate Sheet Supplement. If you purchase your contract at a younger age, the Initial Roll-up rates may not apply to you (i) for the full seven years in which they are in effect or (ii) at all, as illustrated in the chart on the Rate Sheet Supplement.

Rate lock-in period.
If we issue you a contract during the Rate lock-in period (generally 75 days after the application is signed) and then (1) a subsequent Rate Sheet Supplement with one or more terms more
favorable than the current Rate Sheet Supplement becomes effective and remains effective through your contract issue date,
and
(2) none of the terms on the subsequent Rate Sheet Supplement are less
favorable than the current Rate Sheet Supplement, then we will change your terms to match all of the terms on the subsequent rate sheet supplement.

If we do not issue your contract within the Rate lock-in period, then your terms will be the terms in effect on the date we issue your contract based on the Rate Sheet Supplement then in effect. The terms in that supplement could be less favorable then the terms in the supplement you received when you signed your contract. However, our procedures may result in the return of your application if we do not receive your initial contribution within 75 days of the date you sign your application. For a state-by-state description of all material variations of this contract, including whether a different Rate lock-in period applies in your state, see Appendix “State contract availability and/or variations of certain features and benefits”.

Examples:

•	You sign your application for a contract on September 15th. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.50% and 5.50%, respectively. Your initial contribution is received by way of a rollover contribution on October 5th and the contract is issued the same day. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.25% and 5.25%, respectively. In this example, your contract will be issued with the rates that were “locked in” at the time you signed your application, not the lower rates that were in effect on the date your contract was issued.

•	You sign your application for a contract on October 15th. On that date the initial Annual Roll-up rate and Deferral Roll-up rates are 5.00% and 5.00%, respectively. Your initial contribution is received by way of a rollover contribution on November 5th and the contract is issued the same day. On that date the Annual Roll-up rate and Deferral Roll-up rates are 5.00% and 5.25%, respectively. In this example, your contract will be issued with the initial Annual Roll-up rate (5.00%) that was “locked-in” at the time you signed your application and the initial Deferral Roll-up rate (5.25%) that was in effect at the time your contract was issued, not the lower initial Deferral Roll-up rate that was in effect on the date your application was signed.

Renewal rates.
As discussed in “Annual Roll-up rate” and “Deferral Roll-up rate”, after the first seven contract years, a new Annual
Roll-up
rate will apply to your contract. A new Deferral
Roll-up
rate will also apply provided you have never taken a withdrawal from your Protected Benefit account. These “Renewal rates” may be equal, and will never be less than the guaranteed Roll-up floor or, if greater, the underlying Treasuries Formula Rate (which is identical for both Renewal Rates), and never higher than 10.0%.
You should not rely on the
Company using its discretion to set a higher renewal Deferral Roll-up rate or a higher renewal Annual Roll-up rate.

These Renewal rates may be more than or less than, or equal to, your initial Annual
Roll-up
rate and Deferral
Roll-up
rate. We also reserve the right to set new initial rates that are higher than Renewal rates.

Any transfers or contributions to the Protected Benefit account variable investment options, either directly or through the Special DCA program and any contribution amounts in the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options, after the first day of any contract year will get the Annual
Roll-up
rate and Deferral
Roll-up
rate in effect as of the most recent contract date anniversary.

Notification of Annual
Roll-up
rate and Renewal rates.
If you elected the GMIB, the Rate Sheet Supplement will indicate the Annual
Roll-up
rate and Deferral
Roll-up
rate in effect for the first seven years of your contract. These rates may not be the same rates that were illustrated prior to your purchase of the contract. If you choose to fund the GMIB after the Initial Roll-up rates have expired, you can contact a Customer Service Representative or visit www.equitable.com to find out the current Annual
Roll-up
rate and if applicable, the Deferral
Roll-up
rate for your contract. In addition, your annual statement of contract values will show your current Renewal rates, as well as the previous year’s Annual
Roll-up
rate or Deferral
Roll-up
rate (whichever applies) for your contract. This information can also be found online through your Equitable Client portal.

The Annual
Roll-up
rate is used to calculate your Annual withdrawal amount and the credit to your GMIB benefit base if you have taken a withdrawal from your Protected Benefit account. The Deferral
Roll-up
rate is used to calculate the credit to your GMIB benefit base until the first withdrawal is made.

GMIB benefit base “Roll-up”

Your GMIB benefit base starts increasing, or rolling up, on the date you first fund your Protected Benefit account and stops rolling up on the date that is the earlier of (a) the 20th contract date anniversary that occurs after the date you first fund the Protected Benefit account and (b) the contract maturity date.

GMIB Roll-up period
— the period during which the GMIB benefit base increases (or “rolls up”) annually by an amount determined by the Deferral Roll-up rate or Annual Roll-up rate, as applicable. The GMIB Roll-up period commences on the date you first fund the Protected Benefit account and ends on date that is the earlier of (a) the 20th contract date anniversary that occurs after the date you first fund the Protected Benefit account and (b) the contract maturity date. If you first fund the Protected Benefit account (a) on either the contract issue date or a subsequent contract date anniversary and (b) prior to your 76th birthday, the GMIB Roll-up period will be a full 20 years.

The GMIB Roll-up period can be a full 20 years. However, because the GMIB Roll-up period always ends on a contract date anniversary, your GMIB Roll-up period may be less than 20 years if you first fund the Protected Benefit account on a date other than your contract date anniversary.
To ensure your GMIB benefit base rolls up for 20 complete years, you should first fund your GMIB benefit base (a) on either the contract issue date or a subsequent contract date anniversary
and
(b) prior to your 76
th
birthday.

See “Annual Roll-up amount and annual GMIB benefit base adjustment” and “Deferral Roll-up amount and annual GMIB benefit base adjustment” for information on how your benefit base rolls up during the GMIB Roll-up period.

During the GMIB Roll-up period, additional contributions or transfers to the Protected Benefit account are added to your GMIB benefit base on the date they are made and included in the applicable roll-up calculation. However, these amounts are not assigned a separate GMIB Roll-up period and will stop rolling up on the end date of the GMIB Roll-up period that was determined when you first funded the Protected Benefit account.

After the GMIB Roll-up period ends, your GMIB benefit base will no longer roll up but can still increase by the amount of any additional contributions to the Protected Benefit account, if permitted, and through operation of the reset feature. See “GMIB benefit base reset” for more information.

For single-owned contracts, the contract maturity date (the point at which Lifetime GMIB payments must begin) triggers the last possible end date of the GMIB Roll-up period. For jointly-owned contracts, the contract maturity date is based on the older owner’s age.

For contracts with
non-natural
owners, the end date of the GMIB Roll-up period will be based on the annuitant’s (or older joint annuitant’s) age.

The amount of the deduction for an “Excess withdrawal” and the deduction for the Annual withdrawal amount are described under “How withdrawals affect your Guaranteed benefits”.

As discussed in this section, your GMIB benefit base is not an account value or cash value. As a result, the GMIB benefit base cannot be split or divided in any proportion in connection with a divorce. See “How divorce may affect your contract and Guaranteed benefits” in “More information.”

Please see Appendix “Guaranteed benefit base examples” for an example of how the GMIB benefit base is calculated.

Beginning with the contract year in which you fund your Protected Benefit account until the end of the GMIB Roll-up period, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base. The portion of a withdrawal in excess of your Annual withdrawal amount will reduce your GMIB benefit base on a pro rata basis. See “Annual withdrawal amount”. If you are required to take RMD distributions and elect our Automatic RMD service, any Lifetime
RMD payment we make to you up to the greater of your Lifetime RMD payment or Annual withdrawal amount each year will count towards your Annual withdrawal amount but (a) during the GMIB Roll-up period, will not offset the Annual Roll-up amount by more than the Annual withdrawal amount and (b) after the GMIB Roll-up period ends, will not reduce your GMIB benefit base. If you do not enroll in our Automatic RMD service and you take withdrawals in order to satisfy your RMD obligations, the amount by which your total withdrawals exceed your Annual withdrawal amount will be treated as an Excess withdrawal that reduces your GMIB benefit base on a pro rata basis. See “RMDs for contracts with GMIB” in the “Accessing your money” section of this Prospectus.

GMIB benefit base reset

Unless you decline or elect a different annual reset option, you will be enrolled in the automatic annual reset program and your GMIB benefit base will automatically “reset” to equal the Protected Benefit account value, if higher, on every contract date anniversary from the date you first fund your Protected Benefit account, up to the contract maturity date. You must notify us in writing that you want to opt out of any automatic reset program. You can send us a written request to opt back in to an automatic reset program at a later date. We reserve the right to change or discontinue our reset programs at any time.

If a reset is not applicable on your contract date anniversary, the GMIB benefit base will not be eligible to be reset again until the next contract date anniversary. For jointly-owned contracts, eligibility to reset the GMIB benefit base is based on the age of the older owner. For non-naturally
owned contracts, eligibility is based on the age of the annuitant or older joint annuitant.

Annual reset options
.
 We will send you a notice in each year that the GMIB benefit base is eligible to be reset. If you are not enrolled in either the automatic annual reset program or the automatic customized reset program you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.
If, at the time of application, you do not decline the automatic annual reset program or elect a different annual reset option, you will be enrolled in the automatic annual reset program.

one-time reset option
— resets your GMIB benefit base on a single contract date anniversary.
automatic annual reset program
— automatically resets your GMIB benefit base on each contract date anniversary you are eligible for a reset.
automatic customized reset program
— automatically resets your GMIB benefit base on each contract date anniversary, if eligible, for the period you designate.

One-time reset requests will be processed as follows:

(i)	if your request is received within 30 days following your
contract date anniversary, your GMIB benefit base will be reset, if eligible, as of that contract date anniversary. If your GMIB benefit base was not eligible for a reset on that contract date anniversary, your one-time reset request will be terminated;

(ii)
if your request is received outside the 30 day period following your contract date anniversary, your GMIB benefit base will be reset, if eligible, on the next contract date anniversary. If your GMIB benefit base is not eligible for a reset, your one-time reset request will be terminated.

Once your one-time reset request is terminated, you must submit a new request in order to reset your benefit base.

If you wish to cancel your elected reset program, your request must be received by our processing office at least one business day prior to your contract date anniversary to terminate your reset program for such contract date anniversary. Cancellation requests received after this window will be applied the following year. A reset cannot be cancelled after it has occurred. For more information, see ‘‘How to reach us’’.

Effect of GMIB Benefit Base Resets
.
It is important to note that once you have reset your GMIB benefit base, a new waiting period to exercise the GMIB will apply from the
date of the reset. Your new exercise date will be the tenth
contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95.
See ‘‘GMIB Exercise rules’’ and ‘‘How withdrawals affect your Guaranteed benefits’’ for more information. Please note that in most cases, resetting your GMIB benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See ‘‘Charges and expenses’’.

Owners of traditional IRA or QP contracts should consider the effect of the waiting period on the requirement to take lifetime required minimum distributions before resetting the GMIB benefit base. If a QP contract is converted to an IRA, in a direct rollover, the waiting period for the reset under the IRA contract will include any time that the QP contract was a funding vehicle under the plan. If a traditional IRA contract owner or a plan participant must begin taking lifetime required minimum distributions during the 10-year waiting period, the individual may want to consider taking the annual lifetime required minimum distribution calculated for the contract from another permissible contract or funding vehicle. See ‘‘How withdrawals affect your Guaranteed benefits’’ and ‘‘Lifetime required minimum distribution withdrawals’’ in ‘‘Accessing your money.’’ Also, see ‘‘Required minimum distributions’’ under ‘‘Individual retirement arrangements (IRAs)’’ in ‘‘Tax information’’ and Appendix ‘‘Purchase considerations for QP Contracts’’.
Annual
Roll-up
amount and annual GMIB benefit base adjustment

The Annual
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary if there has ever been a withdrawal from your Protected Benefit account. The Annual
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base. This amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the Annual
Roll-up
rate under your contract (which may be the same rate as the applicable Deferral Roll-up rate), contributions and transfers to the Protected Benefit account during the contract year and any withdrawals up to the Annual withdrawal amount during the contract year.

Your initial Annual Roll-up amount for the contract year in which you first funded the Protected Benefit account is calculated as follows:

•	The amount of your initial contribution to the Protected Benefit account, multiplied by

•	The Annual Roll-up rate that was in effect on date of your initial contribution to the Protected Benefit account; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount (but not to less than zero); plus

•	A pro-rated Roll-up amount for any additional contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any contribution amounts made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

Your Annual
Roll-up
amount at the end of each subsequent contract year is calculated as follows:

•	Your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	The Annual Roll-up rate that was in effect on the first day of the contract year; less

•	Any withdrawals up to the Annual withdrawal amount resulting in a dollar-for-dollar reduction of the Annual Roll-up amount; plus

•	A pro-rated Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus
•	A
pro-rated
Roll-up
amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Roll-up
amount is based on the number of days remaining in the contract year after the contribution or transfer.

Withdrawals in excess of your Annual withdrawal amount are Excess withdrawals
. Excess withdrawals will not reduce your Annual Roll-up amount or Annual withdrawal amount to less than zero. However,
Excess withdrawals reduce your GMIB benefit base on a pro rata basis, which can have a significant negative impact on the benefit base amount and your future Lifetime GMIB payments
. See “How withdrawals affect your guaranteed benefit base” for more information. Special rules apply if you are required to take RMD withdrawals and enroll in our Automatic RMD service. See “Lifetime required minimum distribution withdrawals” in “Accessing your money”.

Deferral
Roll-up
amount and annual GMIB benefit base adjustment

The Deferral
Roll-up
amount is an amount credited to your GMIB benefit base on each contract date anniversary provided you have never taken a withdrawal from your Protected Benefit account. The amount is calculated by taking into account your GMIB benefit base from the preceding contract date anniversary, the applicable Deferral
Roll-up
rate under your contract (which may be the same rate as the applicable Annual Roll-up rate) and contributions and transfers to the Protected Benefit account during the contract year. The Deferral
Roll-up
amount adjustment to your GMIB benefit base is a primary way to increase the value of your GMIB benefit base.

Your Deferral Roll-up amount for the contract year in which you first funded the Protected Benefit account is calculated as follows:

•	The amount of your initial contribution to the Protected Benefit account, multiplied by

•	The Deferral Roll-up rate that was in effect on date of your initial contribution to the Protected Benefit account; plus

•	A pro-rated Deferral Roll-up amount for any additional contribution to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Deferral Roll-up amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	A pro-rated Deferral Roll-up amount for any contributions made during the contract year to a Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.
Your Deferral Roll-up amount at the end of each subsequent contract year is calculated as follows:

•	your GMIB benefit base on the preceding contract date anniversary, multiplied by

•	the Deferral Roll-up rate that was in effect on the first day of the contract year; plus

•	a pro-rated Deferral Roll-up amount for any contribution to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any transfer from the Investment account and/or Guaranteed interest option to the Protected Benefit account variable investment options during the contract year; plus

•	a
pro-rated
Deferral
Roll-up
amount for any contribution amounts made during the contract year to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options during the contract year.

A
pro-rated
Deferral
Roll-up
amount is based on the number of days remaining in the contract year after the contribution or transfer.

The GMIB benefit base stops rolling up on the last date of the GMIB Roll-up period.
Thereafter, your GMIB benefit base is frozen,

which means:

•	The benefit base no longer rolls up.

•	Any withdrawals you take up to the Annual withdrawal amount each year will not reduce your benefit base.

•	Any withdrawals you take in excess of the Annual withdrawal amount are Excess withdrawals that will reduce your benefit base on a pro rata basis. Special rules apply to contract owners who are required to take RMD withdrawals and are enrolled in the Automatic RMD service. See “RMDs for contracts with GMIB” in “Accessing your money”.

•	Contributions and transfers to the Protected Benefit account are permitted and will increase your benefit base on a dollar-for dollar basis.

•	The benefit base remains eligible for increases through operation of the reset feature.

Annual withdrawal amount

(Applicable prior to the beginning of Lifetime GMIB payments)

Your Annual withdrawal amount for the contract year in which you first fund the Protected Benefit account (the “initial Annual withdrawal amount”) is calculated on the date you first fund the Protected Benefit account, and is equal to:

•	the Annual Roll-up rate in effect on that date, multiplied by

•	the GMIB benefit base on that date (which is the amount you allocated to the Protected Benefit account).
If you first funded the Protected Benefit account on a date other than your contract date anniversary, your initial Annual withdrawal amount is pro-rated based on the number of days remaining before your next contract date anniversary. If you subsequently make additional contributions or transfers to the Protected Benefit account prior to the next contract date anniversary, your initial Annual withdrawal amount will increase on the date of such contribution or transfer by a pro-rated amount based on the number of days remaining before your next contract date anniversary. Your initial Annual withdrawal amount will be reduced by the amount of any withdrawals you make before your next contract date anniversary on a dollar-for-dollar basis.

For example, assume that you first fund your Protected Benefit account on first day of the contract year by making a contribution of $10,000 to your Protected Benefit account variable investment options. On that date, your GMIB benefit base will be $10,000. Your initial Annual withdrawal amount is equal to $500, calculated as follows:

•	5% (the current Annual Roll-up rate) multiplied by

•	$10,000 (your GMIB benefit base)

Further assume that on the 146th day of that contract year you make an additional contribution to the Protected Benefit account of $5,000. Your initial Annual withdrawal amount increases by $151 (the pro-rated Roll-up amount for the contribution), calculated as:

•	$5,000 (the additional contribution) multiplied by

•	5% (the current Annual Roll-up rate) multiplied by

•	219/365 (fraction representing the number of days remaining in a 365-day contract year for which the contribution receives credit toward the Annual withdrawal amount)

Your Annual withdrawal amount for the each subsequent contract year is calculated on each contract date anniversary beginning with the contract year that follows the contract year in which the Protected Benefit account is first funded, and is equal to:

•	the Annual Roll-up rate in effect at the time, multiplied by

•	the GMIB benefit base as of the most recent contract date anniversary.

If you make additional contributions or transfers to the Protected Benefit account prior to the next contract date anniversary, including amounts transferred from a special DCA program, your Annual withdrawal amount will increase on the date of such contribution or transfer by a pro-rated amount based on the number of days remaining before your next contract date anniversary.

Beginning with the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, you may withdraw up to your Annual withdrawal amount without reducing our GMIB benefit base and adversely affecting your Lifetime GMIB payments.
It is
important to
note that withdrawals in excess of your Annual withdrawal
amount will have a harmful effect on both your GMIB b
ene
fit base and Lifetime GMIB payments. An Excess withdrawal
that reduces your Protected Benefit account to zero will cause your
GMIB
to terminate.

Beginning with the contract year in which your Protected Benefit account was first funded, the portion of a withdrawal from your Protected Benefit account in excess of your Annual withdrawal amount, and all subsequent withdrawals from your Protected Benefit account in that contract year, will always reduce your GMIB benefit base on a pro rata basis. (See “RMDs for contracts with GMIB” in “Accessing your money” for special rules that apply if you enroll in our Automatic RMD service.) This is referred to as an “Excess withdrawal”. The reduction of your GMIB benefit base on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current GMIB benefit base by the same percentage. A pro rata withdrawal will have a significant adverse effect on your benefit base in cases where the Protected Benefit account value is less than the benefit base. For an example of how a pro rata reduction works, see “How withdrawals affect your Guaranteed benefits”

and, for examples of how withdrawals affect your Annual withdrawal amount, see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases”
.

Your Annual withdrawal amount is always calculated using the Annual
Roll-up
rate in effect for your contract at the beginning of the contract year. The Deferral
Roll-up
rate, described above, is never used for the purposes of calculating the Annual withdrawal amount. Your Annual withdrawal amounts are not cumulative. If you withdraw less than your Annual withdrawal amount in any contract year, you may not add the remainder to your Annual withdrawal amount in any subsequent year.

Your Annual withdrawal amount may be more than or less than your Lifetime GMIB payments. Please refer to the beginning of this “Guaranteed minimum income benefit” section and “Lifetime GMIB payments” for more information about Lifetime GMIB payments.

Example of how your Annual withdrawal amount; Annual
Roll-up
amount; Deferral
Roll-up
amount and annual GMIB benefit base adjustment; and the effect of an Excess withdrawal is calculated.

Annual withdrawal amount.
 Assume you make a contribution of $200,000 and allocate $100,000 to your Protected Benefit account variable investment options and $100,000 to your Investment account variable investment options at issue. At the beginning of contract year three, assume you transfer $5,000 to your Protected Benefit account variable investment options. Also assume that your Annual Roll-up rate is 5% and your Deferral rate is 5% in each contract year. Accordingly, your GMIB benefit base on your third contract date anniversary is $121,013.
The GMIB benefit base of $121,013 is calculated as follows:

You start with $100,000 allocated to the Protected Benefit account variable investment options. This amount is your initial GMIB benefit base.

•	The first Deferral Roll-up amount increases your GMIB benefit base to $105,000. ($100,000 + $5,000)

$100,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,000 (Deferral Roll-up amount)

•	The second Deferral Roll-up amount increases your GMIB benefit base to $110,250. ($105,000 + $5,250)

$105,000 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,250 (Deferral Roll-up amount)

•	Your $5,000 transfer from the Investment account at the beginning of contract year three increases your GMIB benefit base to $115,250. ($110,250 + $5,000)

•	The third Deferral Roll-up amount increases your GMIB benefit base to $121,013. ($115,250 + $5,763)

$115,250 (GMIB benefit base) x 5% (Deferral Roll-up rate) = $5,763 (Deferral Roll-up amount)

Your Annual withdrawal amount as of the beginning of contract year four is equal to $6,051, calculated as follows:

•	$121,013 (GMIB benefit base as of your most recent contract date anniversary) multiplied by:

•	5% (your current Annual Roll-up rate) equals:

•	$6,051

Please note that your Annual Roll-up rate is used to calculate your Annual withdrawal amount. The Deferral Roll-up rate is never used to calculate your Annual withdrawal amount.

Annual Roll-up amount and annual benefit base adjustment.
 Further assume that during contract year four (on the 146th day of the contract year), you make a contribution of $10,000 to your Protected Benefit account variable investment options, making your current GMIB benefit base after the contribution $131,013. Also assume that you withdraw your full Annual withdrawal amount of $6,051 during contract year four.

On your fourth contract date anniversary, your Annual Roll-up amount is equal to $300, calculated as follows:

•	5% (your current Annual Roll-up rate) multiplied by

•	$121,013 (your GMIB benefit base as of your most recent contract date anniversary) minus

•	$6,051 (the Annual withdrawal amount, which was withdrawn) plus

•	$300 (the daily pro-rated Roll-up amount for the contribution: $10,000 x 5% x 219/365* = $300)

•	equals $300

*	This fraction represents the number of days in a 365-day contract year that the contribution would have received credit toward the Roll-up amount.
Please note that the withdrawal in contract year four terminated the Deferral Roll-up rate. Therefore on the fourth contract date anniversary, the Annual Roll-up rate was used to calculate the Annual Roll-up amount.

Your adjusted GMIB benefit base is $131,313 ($131,013 + $300).

Effect of an Excess withdrawal.
 In contract year four, assume instead that you make a withdrawal of $9,051. This would result in an Excess withdrawal of $3,000 because your Annual withdrawal amount is only $6,051 ($9,051 – $6,051 = $3,000). Further, assume that your Protected Benefit account value at the time of this withdrawal is $100,000. As described in this section, Excess withdrawals reduce your GMIB benefit base on a pro-rata basis. Accordingly, your GMIB benefit base is reduced by $3,930 at the time of the withdrawal, calculated as follows:

•	$131,013 (your current GMIB benefit base: $121,013 + $10,000) multiplied by

•	3% (the percentage of your current Protected Benefit account value that was withdrawn in excess of your Annual withdrawal amount) equals

•	$3,930.

On your fourth contract date anniversary, your adjusted GMIB benefit base is $127,383, calculated as follows:

•	$127,083 (your GMIB benefit base adjusted to reflect the Excess withdrawal: $131,013 – $3,930) plus

•	$300 (your Annual Roll-up amount) equals

•	$127,383.

Please note that the Excess withdrawal in contract year four terminated the GMIB no-lapse guarantee. Please see the following section for more information about the no-lapse guarantee.

See Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for more examples of how withdrawals affect your Guaranteed benefit bases and Annual withdrawal amount.

GMIB
“no-lapse guarantee”

In general, if your Protected Benefit account value falls to zero (except as discussed below), the GMIB will be exercised automatically, based on the owner’s (or older joint owner’s, if applicable) current age and GMIB benefit base as follows:

•	You will be issued a life only supplementary contract based on a single life. Upon exercise, your Guaranteed minimum death benefit will be terminated.

•	You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Poor investment performance of the Protected Benefit account variable investment options or payment of applicable charges may contribute to your Protected Benefit account value falling to zero but will not cause the no-lapse guarantee to terminate.
The no-lapse guarantee will terminate under the following circumstances:

•	If you take an Excess withdrawal in any contract year following the contract year in which you first fund your Protected Benefit account.

•	Upon the contract date maturity date.

The no-lapse guarantee will not be voided by (a) any withdrawals from your Protected Benefit account in the contract year in which you first fund your Protected Benefit account or (b) by RMDs that exceed your Annual withdrawal amount if taken through our Automatic RMD service.

If you were enrolled in the Maximum Payment Plan or Customized Payment Plan, the frequency of your Lifetime GMIB payments will be the same based on the payment frequency you elected. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

If you were not enrolled in the Maximum Payment Plan or Customized Payment Plan, you will begin receiving your Lifetime GMIB payments annually one calendar year after the date that the Protected Benefit account value fell to zero. Your Lifetime GMIB payment amount may be less than your Annual withdrawal amount in the prior contract year.

Exercise of GMIB

On each contract date anniversary that you are eligible to exercise the GMIB, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the GMIB. You must return your contract to us, along with all required information within 30 days following your contract date anniversary, in order to exercise this benefit. Upon exercise of the GMIB, the owner (or older joint owner, if applicable) will become the annuitant, and the contract will be annuitized on the basis of the annuitant’s life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued.
Under monthly or quarterly payments, the aggregate payments you receive in a contract year will be less than what you would have received if you had elected an annual payment, as monthly and quarterly payments reflect the time value of money with regard to both interest and mortality.
You may choose to take a withdrawal prior to exercising the GMIB, which will reduce your payments. You may not partially exercise this benefit. See ‘‘Withdrawing your account value’’ in ‘‘Accessing your money’’. Payments end with the last payment before the annuitant’s

(or joint annuitant’s, if applicable) death.

Please see “Exercise of the GMIB in the event of a GMIB fee increase” under “Charges and expenses” for more information on exercising your GMIB upon notice of a change to the GMIB fee.
GMIB exercise rules.
 The latest date you may exercise the GMIB is the contract maturity date.

The earliest date on which you are eligible to exercise the GMIB is calculated as follows:

•	If the date you first funded the Protected Benefit account was on your contract date — you are eligible to exercise the GMIB within 30 days following your 10th contract date anniversary.

•
If the date you first funded the Protected Benefit account was on a contract date anniversary
— you are eligible to exercise the GMIB within 30 days following the 10th contract date anniversary after you first funded your Protected Benefit account.

•
If the date you first funded the Protected Benefit account was not on your contract date or a contract date anniversary
— you are eligible to exercise the GMIB within 30 days following the 10th contract date anniversary that occurs after the contract date anniversary immediately preceding the date you first funded the Protected Benefit account.

If you exercise the GMIB and then take a withdrawal from the Protected Benefit account within the 30 days between the applicable contract date anniversary and the date on which the GMIB exercise takes effect, your GMIB benefit base will be reduced on a dollar-for-dollar basis by the amount of the withdrawal (or on a pro-rata basis if the withdrawal was an Excess withdrawal).

The GMIB guarantees annual lifetime payments (“Lifetime GMIB payments”), which will begin at the earliest of:

(i)	the next contract year following the date your Protected Benefit account value falls to zero (provided the no-lapse guarantee is in effect);

(ii)	the contract date anniversary following your 95th birthday; or

(iii)	your election to exercise the GMIB.

Your Lifetime GMIB payments will be calculated as described below in this section. Whether your Lifetime GMIB payments are triggered by age 95, the no-lapse guarantee, or your election to exercise the GMIB, we use the same calculation to determine the amount of the payments.

For single owner contracts, the payout can be either based on a single life (the owner’s life) or joint lives. For IRA contracts, the joint life must be the spouse of the owner. For jointly owned contracts, payments can be based on a single life (the life of the older owner) or joint lives. For non-natural owners, payments are based on the annuitant or joint annuitant’s life. In the cases of (a) a joint-owned contract that is continued as a single-owned contract by the younger spouse after the death of the older spouse and (b) a single-owned contract that is continued by the spousal beneficiary followed by the death of the owner, we will always apply joint life annuity purchase rates when calculating GMIB periodic payments, even if the single life payout option had been elected.
Lifetime GMIB payments.
 Your Lifetime GMIB payments are calculated by applying your GMIB benefit base to the guaranteed GMIB annuity purchase factors specified in Appendix “GMIB Annuity purchase factors”.

GMIB annuity purchase factors.
Annuity purchase factors are the factors applied to determine your periodic payments under the GMIB and base contract annuity payout options. GMIB annuity purchase factors are based on the owner’s (and any younger joint owner’s) age, frequency of payment, are the same regardless of gender, and are generally more conservative than the base contract annuity purchase factors. Base contract annuity payout options are discussed under “Your annuity payout options” in “Accessing your money” later in this Prospectus. Base contract annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner’s (and any joint owner’s) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options than those specified in your contract.

Exercising the GMIB when your Protected Benefit account value falls to zero.
 If your Protected Benefit account value is zero as described under “GMIB “no-lapse guarantee””, we will use your GMIB benefit base as of the day your Protected Benefit account value was reduced to zero. On the day your Protected Benefit account value is reduced to zero, we calculate your GMIB benefit base using the same formula as described under “GMIB benefit base”. If your Protected Benefit account was reduced to zero on a date other than your contract anniversary, we will include a pro rata portion of the applicable Roll-up amount in your GMIB base.

Example — Calculating the GMIB benefit base when your Protected Benefit account value falls to zero:

Assume your Protected Benefit account value goes to zero after six months of the 10th contract year and that the Annual Roll-up rate is 5%. Assume further that at the beginning of the 10th contract year, your GMIB benefit base was $100,000 and that you made no contributions or transfers to the Protected Benefit account or any withdrawals during that contract year.

The GMIB benefit base on the day your Protected Benefit account value was reduced to zero would be $102,500, calculated as follows:

•	$100,000 (the GMIB benefit base at the start of the 10th contract year) plus

•	$5,000 (the Annual Roll-up amount of $100,000 multiplied by the Annual Roll-up rate of 5%) minus

•	$2,500 (the Annual Roll-up amount reduced to reflect that the GMIB benefit base no longer rolls up after the Protected Benefit account value falls to zero) equals

•	$102,500

If your Protected Benefit account value is reduced to zero on your contract date anniversary as the result of the deduction of charges under the contract, we will add any remaining Annual Roll-up amount, or if applicable, your Deferral Roll-up amount, to your GMIB benefit base.

If the GMIB is exercised under any of the three events as described above, and you have no Investment account value, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)	Your current contract, including the Guaranteed minimum death benefit will be terminated.

If the GMIB is exercised under any of the three events as described above, and you have Investment account value, the following applies:

(i)	We will issue a supplementary contract for the Protected Benefit account with the same owner and beneficiary. The Investment account under your current contract will continue to be in force.

(ii)	Your Lifetime GMIB payment will not reduce your Investment account value.

(iii)	Your Guaranteed minimum death benefit will be terminated.

(iv)	For IRA contracts, your RMD payments will be based solely on your Investment account value and may only be withdrawn from your Investment account.

Exercising the GMIB when your Protected Benefit account value is greater than zero.
 If you elect to exercise the GMIB and your Protected Benefit account value has not fallen to zero before the contract maturity date, the following applies:

(i)	We will issue a supplementary contract with the same owner and beneficiary.

(ii)
The lifetime annual payment amount you receive will be the greater of the Lifetime GMIB payment amount or the income derived from applying your Protected Benefit account value to our current or guaranteed annuitization factors. This lifetime annual payment amount may be lower than your Annual withdrawal amount depending on your age, current annuitization factors, and your Protected Benefit account and GMIB benefit base values at the time you exercise the GMIB.

Example
: Assume that the current annuitization factors are greater than the guaranteed annuitization factors. A male contract owner who is age 95 and has a $100,000 GMIB benefit base and $50,000 in Protected Benefit account value and no Investment account value would receive the greater of the following:

(i)	Current annuitization factor (which is subject to change) of 0.176628 applied to his $50,000 Protected Benefit account value, which equals an annual payment of $8,832, or

(ii)	The GMIB annuity purchase factor (in this example, it would be 6.925%) applied to his $100,000 GMIB benefit base, which equals an annual Lifetime GMIB payment of $6,925.
In this example, the contract owner’s annual payment would be $8,832.

Exercising the GMIB through the no
-
lapse guarantee when your Protected Benefit account value falls to zero.
If your Protected Benefit account value falls to zero and the no-lapse guarantee is in effect, the GMIB is exercised automatically and you will receive Lifetime GMIB payments. This annual Lifetime GMIB payment amount may be lower than your Annual withdrawal amount, depending on your age at the time the GMIB is exercised and whether you elect to be paid on a single or joint life basis.

See Appendix “GMIB Annuity purchase factors” for the GMIB annuity purchase factors that apply to your contract.

Please note:

•
Exercising the GMIB provides you with a guaranteed annual lifetime payment that is not intended to replace the annual income you can receive by withdrawing the Annual withdrawal amount prior to exercising the GMIB. The annual Lifetime GMIB payment amount you receive is based on conservative actuarial factors and may be lower than your Annual withdrawal amount.

•
At most GMIB exercise ages, the annual Lifetime GMIB payment amount will be less than your Annual withdrawal amount. Accordingly, you should not deplete your Protected Benefit account value through withdrawals in reliance on receiving a similar amount of annual income through Lifetime GMIB payments.

For example, assume that a male contract owner who is age 80 and has a $100,000 GMIB benefit base, and his Protected Benefit account value falls to zero through systematic withdrawals of the Annual withdrawal amount (e.g., $5,000 as of the most recent contract date anniversary) and poor investment performance. Further assume that the no-lapse guarantee is in effect and the GMIB is automatically exercised.

The contract owner’s annual Lifetime GMIB payment would be $4,315, which is calculated by applying the GMIB annuity purchase factor for his age of 80 (in this example, it would be 4.315%) to his $100,000 GMIB benefit base. In this case, the annual Lifetime GMIB payment is $685 less than the most recent Annual withdrawal amount.

Any remaining Investment account value will be annuitized under a separate contract based on one of the annuity payout options discussed under “Your annuity payout options” in “Accessing your money”.

Upon issuing your supplementary contract, your Guaranteed minimum death benefit and your death benefit in connection with your Investment account value will be terminated.

If you elected the GMIB and your Protected Benefit account value falls to zero due to an Excess withdrawal, we will terminate your GMIB and you will receive no payment or supplementary life annuity contract, even if your GMIB benefit base is greater than zero. Please see Appendix “Hypothetical illustrations” for an example of how Lifetime GMIB payments are calculated when: (i) a hypothetical Protected Benefit account value falls to zero, and (ii) the annuitant reaches age 95.

Please	note:

(i)	If the GMIB benefit base is reset after age 85, the only time you may exercise the GMIB is within 30 days following the contract date anniversary following the owner’s attainment of age 95.

(ii)
For Retirement Cornerstone
®
Series E QP contracts, the Plan participant can exercise the GMIB only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan’s trustee changes the ownership of the contract to the participant. This effects a rollover of the Retirement Cornerstone
®
Series E QP contract into a Retirement Cornerstone
®
Series E traditional IRA. This process must be completed within the 30-day time frame following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the GMIB is automatically exercised as a result of the no-lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee.

(iii)
Since no partial exercise is permitted, owners of defined benefit QP contracts who plan to change ownership of the contract to the participant must first compare the participant’s lump sum benefit amount and annuity benefit amount to the GMIB benefit base and account value, and make a withdrawal from the contract if necessary. See ‘‘How withdrawals affect your Guaranteed benefits’’.

(iv)
If you reset the GMIB benefit base (as described in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset, but in no event will it be later than the contract date anniversary following age 95. Please note that in most cases, resetting your GMIB benefit base will lengthen the waiting period.

(v)
A spouse beneficiary or younger spouse joint owner under Spousal continuation may continue the GMIB if the contract is not past the last date on which the original owner could have exercised the benefit and the spouse beneficiary or younger spouse joint owner is eligible to continue the benefit and to exercise the benefit under the applicable exercise rules (described in “Spousal continuation” in the “Benefits available under the contract” section). Spousal beneficiaries between ages 85 and 95 on the date of the owner’s death will have a onetime opportunity to exercise the GMIB subject to the following additional rules. The one-time election will be available only if original owner died before the contract date anniversary following age 95. In addition, the election to exercise the GMIB must be made no later than one year following the date of the owner’s death. If the GMIB is exercised, the Guaranteed minimum death benefit will be terminated. For example, if an owner is age 70 at issue, and he dies at age 79, and the spouse beneficiary is 86 on the date of his death, she may exercise the GMIB no later than one year following the date of the owner’s death, even though she was 77 at the time the contract was issued, because eligibility is measured using her age at the time of the owner’s death, not her age on the issue date.

(vi)
If the contract is jointly owned and not an IRA contract, you can elect to have the GMIB paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner’s age (if applicable).

(vii)
If the contract is an IRA contract, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit, but only if the joint annuitant is your spouse or (b) as a single life benefit paid on the basis of the older annuitant’s age.

(viii)
If the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the GMIB is based on the annuitant’s (or older joint annuitant’s, if applicable) age, rather than the owner’s.

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. See “Guaranteed benefit offers” for more information.

How withdrawals affect your Guaranteed benefits

Except as otherwise described in this section, withdrawals from your Protected Benefit account will reduce your Guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current Protected Benefit account value that is being withdrawn and we reduce your current Guaranteed benefit bases by the same percentage.

For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X 0.40) and your new Guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If your Protected Benefit account value is greater than your Guaranteed benefit base, an Excess withdrawal will result in a reduction of your Guaranteed benefit base that will be less than the withdrawal. For example, if your Protected Benefit account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your Protected Benefit account value. If your Guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 ($20,000 X 0.40) and your new Guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).
A pro rata deduction means that if you take a withdrawal that reduces your Guaranteed benefit bases on a pro rata basis and your Protected Benefit account value is less than your Guaranteed benefit base, the amount of the Guaranteed benefit base reduction will exceed the amount of the withdrawal.

If you elected the GMIB with the Highest Anniversary Value death benefit and you take a withdrawal from your Protected Benefit account, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the Annual withdrawal amount, and on a pro rata basis by Excess withdrawals.
If you take a withdrawal from your Protected Benefit account and you did not elect the GMIB with the Highest Anniversary Value death benefit, your Highest Anniversary Value benefit base will be reduced on a pro rata basis.

Withdrawals affect your GMIB benefit base, as follows:

•	Once you take a withdrawal from your Protected Benefit account, additional contributions to the Protected Benefit account are no longer permitted. Transfers to the Protected Benefit Account continue to be permitted until you make a subsequent contribution to the Investment account, subject to the maximum age restrictions described in “Transferring your money among investment options.”

•	Beginning with the contract year in which you fund your Protected Benefit account, if your Lifetime GMIB payments have not begun, withdrawals up to your Annual withdrawal amount will not reduce your GMIB benefit base.

•	The portion of a withdrawal in excess of the Annual withdrawal amount will reduce the GMIB benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals from the Protected Benefit account to exceed the Annual withdrawal amount, that portion of the withdrawal that exceeds the Annual withdrawal amount and any subsequent withdrawals from the Protected Benefit account in that contract year will reduce the GMIB benefit base on a pro rata basis.

Withdrawals affect your RMD Wealth Guard death benefit base, as follows:

•	The full amount of any withdrawal from your Protected Benefit Account taken before the calendar year in which you turn age 70½ will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	The full amount of any withdrawal from your Protected Benefit Account taken during your first contract year even if you turn age 70½ during that year, will reduce your RMD Wealth Guard death benefit on a pro rata basis.

•
The portion of a withdrawal from your Protected Benefit account that exceeds your RMD Wealth Guard withdrawal amount for the calendar year will reduce your RMD Wealth Guard death benefit base on a pro rata basis. This means that once you take a withdrawal that causes the sum of the withdrawals from your Protected Benefit account to exceed your RMD Wealth Guard withdrawal amount, that portion of the withdrawal that exceeds the RMD Wealth Guard withdrawal amount and any subsequent withdrawals from your Protected Benefit account in that calendar year, will reduce your RMD Wealth Guard death benefit base on a pro rata basis.

•	Other than during your first contract year, a withdrawal from your Protected Benefit account beginning with the calendar year in which you turn age 70½ will be treated as a RMD Wealth Guard withdrawal and will count towards your RMD Wealth Guard withdrawal amount. Withdrawals from your Protected Benefit account up to your RMD Wealth Guard withdrawal amount will not reduce your RMD Wealth Guard benefit base.

Please see Appendix “Examples of how withdrawals affect your Guaranteed benefit bases” for examples of how withdrawals affect your Guaranteed benefit bases. For information on how RMD payments affect your Guaranteed benefits, including the special rules that apply if you enroll in our RMD withdrawal service, see “Lifetime required minimum distribution withdrawals” in “Accessing your money”. For information on how RMD payments affect your RMD Wealth Guard death benefit, see “RMDs for Traditional IRA contracts with the RMD Wealth Guard death benefit” in “Accessing your money”. For information about the RMD Wealth Guard death benefit, see “RMD Wealth Guard death benefit”.

Dropping or changing your Guaranteed benefits

You can drop or change your Guaranteed benefits, subject to our rules. Your ability to do so depends on whether you have funded your Protected Benefit account. If you have not funded your Protected Benefit account, we call this a “pre-funding” drop or change. If you have funded your Protected Benefit account, we call this a “post-funding” drop. Also, in order to make a change to your Guaranteed minimum death benefit, you must meet the eligibility requirements for the new benefit. If you drop a Guaranteed benefit, you will not be permitted to add it back to your contract.

Pre-Funding
Drop or Change

Prior to funding your Protected Benefit account, you can drop your GMIB, Guaranteed minimum death benefit, or change your Guaranteed minimum death benefit. The Return of Principal death benefit cannot be dropped prior to funding your Protected Benefit account. For contracts with the GMIB, the Guaranteed minimum death benefit generally cannot be changed without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
Series E contract and our rules for dropping and changing benefits prior to funding your Protected Benefit account.
Post-Funding Drop

If you funded your Protected Benefit account at issue and your contract has been in force for at least four years, you have the option to drop both your GMIB and Guaranteed minimum death benefit. Also, in some cases, you can drop your GMIB and retain your Guaranteed minimum death benefit. If you funded your Protected Benefit account after issue, you generally cannot drop your Guaranteed benefit(s) until the later of: (i) the contract date anniversary following the date the Protected Benefit account was funded and (ii) four years from contract issue.

If you decide to drop all Guaranteed benefits post-funding, we require that you complete the administrative form we provide for this purpose. You must either take a full withdrawal of your Protected Benefit account or make a one-time
transfer to the Investment account variable investment options and guaranteed interest option. The Guaranteed benefits and any applicable charges will be terminated as of the business day we receive the properly completed administrative form at our processing office. Please note that when a Guaranteed benefit (other than the Return of Principal death benefit) is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

For contracts with the GMIB, the Guaranteed minimum death benefit cannot be dropped without first dropping the GMIB. In Appendix “Dropping or changing your Guaranteed benefits”, we provide a chart that lists the possible Guaranteed benefit combinations under the Retirement Cornerstone
®
Series E contract and our rules for dropping and changing benefits if you have already funded your Protected Benefit account.

Dropping or changing your Guaranteed benefits in the event of a fee change.
 In the event that we exercise our contractual right to change the fee for the GMIB or RMD Wealth Guard death benefit, you may be given a one-time
opportunity to drop your Guaranteed benefits or change your GMDB if it is not yet funded, subject to our rules. You may drop or change your Guaranteed benefits only within 30 days of the fee change notification. This right to drop or change your Guaranteed benefits is in addition to any other rights you may have, as described in Appendix “Dropping or changing your Guaranteed benefits”. See “Fee changes for the Guaranteed minimum income benefit in “Charges and expenses” and Appendix “Dropping or changing your Guaranteed benefits” for more information.

Guaranteed benefit offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made offers to groups of contract owners that provided for an increase in account value in return for terminating their guaranteed death or income benefits. In the future, we may make additional offers to these and other groups of contract owners.
When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Other Benefits

Dollar cost averaging

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term.

All amounts in a dollar cost averaging program will be transferred at the completion of the time period you select. Currently, our Special DCA program time periods do not extend beyond 12 months. This plan of investing does not guarantee that you will earn a profit or be protected against losses.

Units measure your value in each variable investment option.

We offer the following dollar cost averaging programs in the Retirement Cornerstone
®
Series E contract:

•	Special dollar cost averaging;

•	General dollar cost averaging; and

•	Investment simplifier.

The only dollar cost averaging program that is available to fund your Guaranteed benefits is the special dollar cost averaging (the “Special DCA program”). The Special DCA program allows you to gradually fund your Protected Benefit account value through systematic transfers to the Protected Benefit account variable investment options. Amounts allocated to the Special DCA program that are designated for future transfers to the Protected Benefit account variable investment options are included in the benefit bases for your Guaranteed benefits. Also, you may make systematic transfers to the Investment account variable investment options and the guaranteed interest option. Only new contributions may be allocated to the Special DCA program. For information on how the Special DCA program may affect certain Guaranteed benefits, see “Guaranteed minimum income benefit” and “Guaranteed minimum death benefits”.

General dollar cost averaging and Investment simplifier, on the other hand, can only be used for systematic transfers to your Investment account variable investment options. Our Investment simplifier program is available for scheduled transfers from the guaranteed interest option to the Investment account variable investment options. Our General dollar cost averaging program is available for scheduled transfers from the EQ/Money Market variable investment option to the Investment account variable investment options. Below, we provide detail regarding each of the programs.

Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. For more information on our rebalancing programs, see “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefit available under the contract.”

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging programs. We may, at any time, exercise our right to terminate transfers to any of the variable investment options and to limit the number of variable investment options which you may elect. Not all dollar cost averaging programs are available in all states. For a state-by-state
description of all material variations of this contract, including information on the availability of our dollar cost averaging programs in your state, see Appendix “State contract availability and/or variation of certain features and benefits”.

Our Special DCA program.
 Under the special dollar cost averaging program, you may dollar cost average from the account for special dollar cost averaging, which is part of the general account. We credit daily interest, which will never be less than the current interest rate as shown in your contract or the guaranteed lifetime minimum rate for the guaranteed interest option, whichever is greater, to amounts allocated to this account. We guarantee to pay the current interest rate that is in effect on the date that your contribution is allocated to this account. That interest rate will apply to that contribution as long as it remains in the account for special dollar cost averaging. The guaranteed interest rate for the time period that you select will be shown in your contract for your initial contribution. We set the interest rates periodically, based on our discretion and according to procedures that we have. We reserve the right to change these procedures.

We will transfer amounts from the account for special dollar cost averaging into the investment options you designate over an available time period that you select.
However, if you have the GMIB, we will only transfer amounts to the Protected Benefit account if you are the Funding Age or older.
If the special dollar cost averaging program is selected at the time of the application to purchase the contract, a 60 day rate lock will apply from the date of application. Any contribution(s) received during this 60 day period will be credited with the interest rate offered on the date of application for the duration of the special dollar cost averaging time period. Any contribution(s) received after the 60 day rate lock period has ended will be credited with the then current interest rate for the duration of the time period selected. Once the time period you selected has ended, you may select another time period for future contributions. At that time, you may also select a different allocation for transfers to the investment options, or, if you wish, we will continue to use the allocation that you previously made.

Under the Special DCA program, the following applies:

•	Initial contributions to the Special DCA program must be at least $2,000; subsequent contributions to an existing Special DCA program must be at least $250.

•	Subsequent contributions to an existing program do not extend the time period of the program.

•	Contributions into the Special DCA program must be new contributions; you may not make transfers from amounts allocated to other investment options to initiate the Special DCA program.

•	We offer time periods of 3, 6 or 12 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	You can enroll in a Special DCA program on your contract application or at any time you make a new contribution. A program will become effective on the date we receive your first contribution directing us to allocate funds to the account for special dollar cost averaging. The date we receive contributions totaling at least $2,000 in the aggregate will be the date of the first transfer to the variable investment options in accordance with your allocation instructions for the program. Each subsequent transfer date for the time period selected will be one month from the date of the previous transfer. If a transfer date falls on a non-business day, the transfer will be made on the next business day. We will transfer all amounts by the end of the chosen time period for your program.

For example, assume you enroll in a 3-month Special DCA program. On the date we receive your initial contribution (say, $60,000) to the program, your program becomes effective and the first transfer of $20,000 is made immediately in accordance with your program’s allocation instructions. The second transfer of $20,000 will be made one month after your first contribution and the third and final transfer of $20,000 will be made two months after your first contribution.
•	The only transfers that will be made from your program are your regularly scheduled transfers to the variable investment options. If you request to transfer any other amounts from your program, we will transfer all of the value that you have remaining in the account to the investment options according to the allocation percentages for the Special DCA program that we have on file for you, and your program will terminate.

•	Contributions to the Special DCA program may be designated for the Protected Benefit account variable investment options, the Investment account variable investment options and/or the guaranteed interest option, subject to the following:

—
If you want to take advantage of the Special DCA program, 100% of your contribution must be allocated to the account for special dollar cost averaging. In other words, your contribution cannot be split between the Special DCA program and any other investment options available under the contract.

—
Up to 25% of your Special DCA program may be designated for the guaranteed interest option, even if such a transfer would result in more than 25% of your Total account value being allocated to the guaranteed interest option, or for applications signed on or after May 22, 2023, if such transfer would result in more than 5% of your Total account value being allocated to the guaranteed interest option. See “Transferring your account value” in “Transferring your money among investment options”.

•	Your instructions for the program must match your allocation instructions on file on the day the program is established. If you change your allocation instructions on file while the Special DCA program is in effect, the ratio of amounts allocated to the Protected Benefit account to amounts allocated to the Investment account will not change. However, amounts will be allocated within each account according to your new instructions.

•	Your Guaranteed benefit base(s) will be increased to reflect any contribution to the Special DCA program that you have instructed us to transfer to the Protected Benefit account variable investment options.
However, if you have the GMIB, we will only transfer amounts to the Protected Benefit account if you are the Funding Age or older.
The Annual
Roll-up
rate (or Deferral
Roll-up
rate, if applicable), which may be the same as the Annual Roll-up rate in effect on your contract will apply immediately to any contribution that is designated to be transferred to the Protected Benefit account variable investment options.

•
If we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions and transfers into the Protected Benefit account variable investment options, and your Special DCA program has transfers scheduled to the Protected Benefit account variable investment options, the program will continue for its duration. However, subsequent contributions to any Protected Benefit account variable investment options under the Special DCA program will not be permitted.

•	Except for withdrawals made under our Automatic RMD withdrawal service or our other automated withdrawal programs (systematic withdrawals and substantially equal withdrawals), or for the assessment of contract charges, any unscheduled partial withdrawal from your Special DCA program will terminate your Special DCA program. Any amounts remaining in the account after the program terminates will be transferred to the destination investment options according to your Special DCA program allocation instructions. Any withdrawal which results in a reduction in the Special DCA program amount previously included in your Guaranteed benefit bases will reduce the Guaranteed benefit bases as described later in this Prospectus. See “How withdrawals affect your Guaranteed benefits”.

•	Generally, you may not elect both a dollar cost averaging program and a rebalancing option. The only exception is if you elect our Investment simplifier program with Option I under our rebalancing programs, which does not rebalance amounts in the guaranteed interest option. See “Rebalancing among your Investment account variable investment options and guaranteed interest option” in “Benefits available under the contract” to learn more about rebalancing.

•	All of the dollar cost averaging programs available under your Retirement Cornerstone
®
Series E contracts can be selected if you enrolled in our Systematic transfer program. However, no amounts will be transferred out of the Special DCA program as part of the Systematic transfer program.

•	The Special DCA program may not be in effect at the same time as a general dollar cost averaging program.

•	The only dollar cost averaging program available to fund your Guaranteed benefits is the Special DCA program.

•	You may cancel your participation at any time. If you terminate your Special DCA program, we will allocate any remaining amounts in your Special DCA program pursuant to your program allocations on file.

•	If you are dollar cost averaging into the Protected Benefit account variable investment options when you decide to drop all Guaranteed benefits (“post-funding drop”), we will default future transfers designated for the Protected Benefit account variable investment options to the corresponding Investment account variable investment options that invest in the same underlying Portfolios. Also, you can cancel your Special DCA program and accelerate all transfers to the corresponding Investment account variable investment options. See Appendix “Dropping or changing your Guaranteed benefits” for more information.

•	We may offer these programs in the future with transfers on a different basis. Your financial professional can provide information in the time periods and interest rates currently available in your state, or you may contact our processing office.

General dollar cost averaging program

If your value in the EQ/Money Market variable investment option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to any of the Investment account variable investment options. For a state-by-state
description of all material variations of this contract, including information on the availability of our general dollar cost averaging program, see Appendix “State contract availability and/or variations of certain features and benefits”.

You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market variable investment option have been transferred out. The minimum amount that we will transfer each time is $250. The instructions for the program may differ from your allocation instructions on file.

If, on any transfer date, your value in the EQ/Money Market variable investment option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

You may not participate in our optional rebalancing programs if you elect the general dollar cost averaging program.

Investment simplifier

Fixed-dollar option.
Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the Investment account variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. Also, this option is subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified if this occurs. You must send in a request form to resume the program in the next or subsequent contract years.
If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, provided the transfer complies with the same guaranteed interest option transfer limitations referenced above. If the transfer does not comply with the transfer limitations, the transfer will not be made and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

Interest sweep option.
Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the Investment account variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. If the amount in the guaranteed interest option falls below $7,500 at the beginning of the month, no transfer will be made that month. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office. Transfers under the Interest sweep option are subject to the guaranteed interest option transfer limitations described under “Transferring your account value” in “Transferring your money among investment options”.

Rebalancing among your Investment account variable investment options and guaranteed interest option

We offer two rebalancing programs that you can use to automatically reallocate your Investment account value among your Investment account variable investment options and the guaranteed interest option. Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

To enroll in one of our rebalancing programs, you must notify us in writing or through the Equitable Client portal and tell us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis).

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract date. If you elect quarterly rebalancing, the rebalancing in the last quarter of the contract year will occur on the contract date anniversary.
Once it is available, you may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office. Termination requests can be made online through the Equitable Client portal. See “How to reach us” in “The Company”. There is no charge for the rebalancing feature.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.

While your rebalancing program is in effect, we will transfer amounts among the applicable investment options so that the percentage of your Investment account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the Investment account variable investment options. These rules are described in “Transferring your account value”. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in the general dollar cost averaging program.

Our optional rebalancing programs are not available for amounts allocated to the Protected Benefit account variable investment options. For information about rebalancing among the Protected Benefit account variable investment options, see the section below.

Rebalancing among your Protected Benefit account variable investment options

You can rebalance your Protected Benefit account value by submitting a request to rebalance as of the date we receive your request, however, scheduled recurring rebalancing is not available. Therefore, any subsequent rebalancing transactions would require a subsequent rebalancing request. Your rebalance request must indicate the percentage you want rebalanced in each investment option (whole percentages only). You can rebalance only to the investment options available in your Protected Benefit account.
When we rebalance your Protected Benefit account, we will transfer amounts among the investment options so that the percentage of your account value in each option at the end of the rebalancing date matches the most recent allocation instructions that we have on file. Rebalancing does not assure a profit or protect against loss, so you should periodically review your allocation percentages as your needs change.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Return of Principal Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Additional Charge		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.75% (1)	Specified on Rate Sheet Supplement (2)	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit

RMD Wealth Guard Death Benefit	Allows required minimum withdrawals without reducing the benefit base.	Optional	2.00% (1)	Specified on Rate Sheet Supplement (2)	• Restricted to owners of certain ages • Available only at contract purchase • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base. Applicable to contracts issued on or after May 1, 2023. The applicable max fee for contracts issued prior to May 1, 2023 is 0.35%.
(2)	The current charge may be less than what is shown above and is reflected on the Rate Sheet Supplement.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Guaranteed minimum income benefit (GMIB)	Guarantees a minimum annuitization value to provide lifetime retirement income.	Optional	2.50% (1)	Specified on Rate Sheet Supplement (2)
•  Restricted to owners of certain ages
•  Cannot be elected with the RMD Wealth Guard Death Benefit
•  Excess withdrawals could significantly reduce or terminate benefit
•  Subject to restrictions on investment options

(1)	Expressed as an annual percentage of the benefit base.
(2)	The current charge may be less than what is shown above and is reflected on the Rate Sheet Supplement.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Rebalancing Option I (1) and Option II (2)	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced

Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifer)	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• Not generally available with Rebalancing

(1)	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
(2)	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH159955. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91%	^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc .	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	7.62%	11.41%	—
Asset Allocation	1290 VT Moderate Growth Allocation Δ — EIMG	1.10%	^	16.31%	—	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Asset Allocation	EQ/AB Dynamic Aggressive Growth Δ — EIMG; AllianceBernstein L.P.	1.15%	^	16.81%	7.12%	—
Asset Allocation	EQ/AB Dynamic Growth Δ — EIMG; AllianceBernstein L.P.	1.15%	^	15.00%	6.40%	—
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/American Century Moderate Growth Allocation Δ — EIMG; American Century Investment Management, Inc.	1.15%	^	15.62%	—	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Asset Allocation	EQ/Franklin Moderate Allocation Δ — EIMG; Franklin Advisers, Inc.	1.15%	^	12.27%	4.28%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	12.13%	13.88%	—
Asset Allocation	EQ/Goldman Sachs Growth Allocation Δ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	17.62%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Δ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	13.97%	5.55%	—
Asset Allocation	EQ/Growth Strategy† — EIMG	1.03%		16.47%	8.47%	6.14%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Asset Allocation	EQ/Invesco Moderate Allocation Δ — EIMG; Invesco Advisers, Inc.	1.15%	^	11.89%	5.48%	—
Asset Allocation	EQ/Invesco Moderate Growth Allocation Δ — EIMG; Invesco Advisers, Inc.	1.15%	^	15.57%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Asset Allocation	EQ/JPMorgan Growth Allocation Δ — EIMG; J.P. Morgan Investment Management Inc.	1.15%	^	13.86%	6.97%	—
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26%	^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87%	^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.16%	^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%	^	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited; BlackRock (Singapore) Limited	1.02%	^	12.49%	7.39%	4.63%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.04%	^	52.47%	16.05%	13.38%
Equity	ClearBridge Variable Appreciation Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.97%		19.39%	13.79%	—
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%		12.62%	10.46%	6.83%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.17%		11.21%	4.13%	3.22%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%		14.80%	12.17%	7.86%
Fixed Income	Fidelity ® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.90%		9.18%	3.47%	3.10%
Asset Allocation	First Trust Multi Income Allocation Portfolio — First Trust Advisors L.P.; Stonebridge Advisors LLC; Energy Income Partners, LLC	1.14%	^	8.94%	6.25%	—

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio — First Trust Advisors L.P.	1.19%		10.51%	7.23%	6.53%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	14.61%	7.57%	4.75%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.71%	^	8.62%	6.98%	5.01%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		20.66%	—	—
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		8.77%	9.53%	7.53%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		10.24%	9.64%	6.78%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%		6.55%	3.14%	3.49%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG , Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%	^	-7.93%	8.46%	-0.90%
Fixed Income	PIMCO Income Portfolio — Pacific Investment Management Company LLC	1.13%		8.14%	3.22%	—
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.68%		10.14%	9.59%	7.42%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35%	^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	2.88%	-2.13%	-0.66%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH159955. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you elect a Guaranteed benefit, you may only invest in the Portfolios listed in the designated table below.
Portfolio Companies [Table Text Block]
Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Fixed Income	1290 VT DoubleLine Opportunistic Bond — Equitable Investment Management Group, LLC (“EIMG”); DoubleLine Capital LP	0.91%	^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc .	1.29%	^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Fixed Income	1290 VT High Yield Bond — EIMG; AXA Investment Managers US Inc., Post Advisory Group, LLC	1.03%	^	12.39%	4.73%	3.76%
Equity	1290 VT Micro Cap — EIMG; BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC	1.15%	^	7.62%	11.41%	—
Asset Allocation	1290 VT Moderate Growth Allocation Δ — EIMG	1.10%	^	16.31%	—	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90%	^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90%	^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%	^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10%	^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Asset Allocation	EQ/AB Dynamic Aggressive Growth Δ — EIMG; AllianceBernstein L.P.	1.15%	^	16.81%	7.12%	—
Asset Allocation	EQ/AB Dynamic Growth Δ — EIMG; AllianceBernstein L.P.	1.15%	^	15.00%	6.40%	—
Asset Allocation	EQ/AB Dynamic Moderate Growth Δ — EIMG; AllianceBernstein L.P.	1.13%		12.96%	5.50%	4.15%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00%	^	20.56%	—	—
Asset Allocation	EQ/Aggressive Growth Strategy† — EIMG	1.05%		18.17%	9.60%	6.91%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25%	^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%	^	5.98%	10.88%	—
Asset Allocation	EQ/American Century Moderate Growth Allocation Δ — EIMG; American Century Investment Management, Inc.	1.15%	^	15.62%	—	—
Asset Allocation	EQ/Balanced Strategy† — EIMG	0.99%		13.22%	6.13%	4.53%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	45.91%	15.78%	10.70%
Equity	EQ/ClearBridge Select Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC, ClearBridge Investments, LLC	1.06%	^	24.58%	15.63%	9.90%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%	^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Growth Strategy† — EIMG	0.98%		11.55%	4.96%	3.73%
Asset Allocation	EQ/Conservative Strategy† — EIMG	0.95%	^	8.23%	2.61%	2.11%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%	^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20%	^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	25.57%	15.04%	11.37%
Equity	EQ/Fidelity Institutional AM ® Large Cap — EIMG; FIAM LLC	0.87%	^	31.38%	16.55%	—
Asset Allocation	EQ/Franklin Moderate Allocation Δ — EIMG; Franklin Advisers, Inc.	1.15%	^	12.27%	4.28%	—
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87%	^	12.13%	13.88%	—
Asset Allocation	EQ/Goldman Sachs Growth Allocation Δ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	17.62%	—	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09%	^	11.22%	12.97%	—
Asset Allocation	EQ/Goldman Sachs Moderate Growth Allocation Δ — EIMG; Goldman Sachs Asset Management L.P.	1.15%	^	13.97%	5.55%	—
Asset Allocation	EQ/Growth Strategy† — EIMG	1.03%		16.47%	8.47%	6.14%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%	^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	19.01%	8.09%	3.69%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%	^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10%	^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Asset Allocation	EQ/Invesco Moderate Allocation Δ — EIMG; Invesco Advisers, Inc.	1.15%	^	11.89%	5.48%	—
Asset Allocation	EQ/Invesco Moderate Growth Allocation Δ — EIMG; Invesco Advisers, Inc.	1.15%	^	15.57%	—	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Asset Allocation	EQ/JPMorgan Growth Allocation Δ — EIMG; J.P. Morgan Investment Management Inc.	1.15%	^	13.86%	6.97%	—
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.01%	10.78%	7.82%
Equity	EQ/Lazard Emerging Markets Equity — EIMG; Lazard Asset Management LLC	1.35%	^	21.68%	5.11%	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%	^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15%	^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	22.32%	13.41%	—
Specialty	EQ/MFS Technology — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05%	^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%	^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.11%		12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate Growth Strategy† — EIMG	1.01%		14.86%	7.31%	5.34%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.91%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36%	^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26%	^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87%	^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%	^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20%	^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Specialty	EQ/Wellington Energy — EIMG; Wellington Management Company LLP	1.19%	^	5.99%	3.78%	—
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF — EIMG	1.15%	^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF — EIMG	1.10%	^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%	^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
Δ
Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “
Δ
”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.16%	^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%	^	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series ® The Bond Fund of America ® — Capital Research and Management Company	0.73%	^	4.72%	1.62%	1.83%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited; BlackRock (Singapore) Limited	1.02%	^	12.49%	7.39%	4.63%
Equity	BlackRock Large Cap Focus Growth V.I. Fund — BlackRock Advisors, LLC	1.04%	^	52.47%	16.05%	13.38%
Equity	ClearBridge Variable Appreciation Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	0.97%		19.39%	13.79%	—
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%		12.62%	10.46%	6.83%
Specialty	Eaton Vance VT Floating-Rate Income Fund — Eaton Vance Management	1.17%		11.21%	4.13%	3.22%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%		14.80%	12.17%	7.86%
Fixed Income	Fidelity ® VIP Strategic Income Portfolio — Fidelity Management and Research Company (FMR)	0.90%		9.18%	3.47%	3.10%
Asset Allocation	First Trust Multi Income Allocation Portfolio — First Trust Advisors L.P.; Stonebridge Advisors LLC; Energy Income Partners, LLC	1.14%	^	8.94%	6.25%	—

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Asset Allocation	First Trust/Dow Jones Dividend & Income Allocation Portfolio — First Trust Advisors L.P.	1.19%		10.51%	7.23%	6.53%
Asset Allocation	Franklin Allocation VIP Fund — Franklin Advisers, Inc.	0.82%	^	14.61%	7.57%	4.75%
Asset Allocation	Franklin Income VIP Fund — Franklin Advisers, Inc.	0.71%	^	8.62%	6.98%	5.01%
Equity	Hartford Disciplined Equity HLS Fund — Hartford Funds Management Company, LLC; Wellington Management Company LLP	1.09%		20.66%	—	—
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%		8.77%	9.53%	7.53%
Asset Allocation	Invesco V.I. Equity and Income Fund — Invesco Advisers, Inc.	0.82%		10.24%	9.64%	6.78%
Fixed Income	Invesco V.I. High Yield Fund — Invesco Advisers, Inc.	1.15%		9.77%	3.76%	2.96%
Equity	Invesco V.I. Main Street Mid Cap Fund ® — Invesco Advisers, Inc.	1.19%		14.14%	10.32%	6.45%
Equity	Invesco V.I. Small Cap Equity Fund — Invesco Advisers, Inc.	1.20%		16.26%	12.14%	6.28%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%		6.55%	3.14%	3.49%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Management Austria Kapitalanlage AG , Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%		11.95%	4.46%	3.70%
Equity	MFS ® Investors Trust Series — Massachusetts Financial Services Company	1.03%	^	18.66%	13.27%	10.00%
Equity	MFS ® Massachusetts Investors Growth Stock Portfolio — Massachusetts Financial Services Company	0.98%	^	23.70%	16.39%	12.44%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%	^	-7.93%	8.46%	-0.90%
Fixed Income	PIMCO Income Portfolio — Pacific Investment Management Company LLC	1.13%		8.14%	3.22%	—
Specialty	ProFund VP Biotechnology — ProFund Advisors LLC	1.68%		10.14%	9.59%	7.42%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35%	^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%	^	2.88%	-2.13%	-0.66%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Benefits Available for Portfolio Companies [Table Text Block]
Amounts you allocate to the Protected Benefit account variable investment options fund your Guaranteed benefits.

Protected Benefit Account Variable Investment Options
1290 VT Moderate Growth Allocation	EQ/Franklin Moderate Allocation
EQ/AB Dynamic Aggressive Growth	EQ/Goldman Sachs Growth Allocation
EQ/AB Dynamic Growth	EQ/Goldman Sachs Moderate Growth Allocation
EQ/AB Dynamic Moderate Growth	EQ/Growth Strategy
EQ/Aggressive Growth Strategy	EQ/Invesco Moderate Allocation
EQ/American Century Moderate Growth Allocation	EQ/Invesco Moderate Growth Allocation
EQ/Balanced Strategy	EQ/JPMorgan Growth Allocation
EQ/Conservative Growth Strategy	EQ/Moderate Growth Strategy
EQ/Conservative Strategy	EQ/Money Market

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. Withdrawals may be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a shortterm investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Guaranteed interest option” and “Portfolios of the Trusts” in “Purchasing the Contract” in the Prospectus. See also Appendix “Portfolio Companies available under the contract” in the Prospectus.

Principal Risk [Text Block]
Risks Associated with Variable Investment Options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your Total account value goes up; if they decrease in value, your Total account value goes down. How much your Total account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value and the Guaranteed benefits. The general obligations, including the guaranteed interest option, and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance Company Risk

No company other than the Company has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the guaranteed interest option. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Total Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible Fees on Access to Total Account Value

We may apply fees if you access your Total account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your Total account value such as a transfer fee, third party transfer or exchange fee, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Optional Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Optional Benefits

Investment options are limited if Guaranteed benefits are elected. Guaranteed benefits are funded through the Protected Benefit account variable investment options and once a withdrawal is taken from the Protected Benefit account, you cannot make additional contributions to the Protected Benefit account. We may limit or stop accepting contributions and transfers to the Protected Benefit account variable investment options which means you may no longer be able to increase your Protected Benefit account value and the benefit bases associated with your Guaranteed benefits through contributions and transfers. Excess withdrawals may terminate or significantly reduce the value of your optional benefits.

Limitations on access to cash value through withdrawals [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on access to cash value through withdrawals

Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your Total account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. If you take a withdrawal from the Protected benefit account, you cannot make additional contributions to the Protected benefit account.

Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

One Thousand Two Hundred Ninety VT DoubleLine Opportunistic Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[4]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.72%
One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc .
Current Expenses [Percent]	1.29%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.39%
One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
One Thousand Two Hundred Ninety VT High Yield Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	1290 VT High Yield Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc., Post Advisory Group, LLC
Current Expenses [Percent]	1.03%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	3.76%
One Thousand Two Hundred Ninety VT Micro Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Micro Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Lord, Abbett & Co. LLC
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	11.41%
One Thousand Two Hundred Ninety VT Moderate Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	1290 VT Moderate Growth Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.31%
Portfolio Company Available with Benefit [Flag]	true
One Thousand Two Hundred Ninety VT Natural Resources [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	2.80%
One Thousand Two Hundred Ninety VT Real Estate [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	3.61%
One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
EQ AB Dynamic Aggressive Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Aggressive Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Portfolio Company Available with Benefit [Flag]	true
EQ AB Dynamic Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.00%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Portfolio Company Available with Benefit [Flag]	true
EQ AB Dynamic Moderate Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/AB Dynamic Moderate Growth	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	5.50%
Average Annual Total Returns, 10 Years [Percent]	4.15%
Portfolio Company Available with Benefit [Flag]	true
EQ/AB Small Cap Growth
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQ AB Sustainable U.S. Thematic [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	20.56%
EQ Aggressive Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	9.60%
Average Annual Total Returns, 10 Years [Percent]	6.91%
Portfolio Company Available with Benefit [Flag]	true
EQ All Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.27%
EQ American Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
EQ American Century Moderate Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/American Century Moderate Growth Allocation	[5]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.62%
Portfolio Company Available with Benefit [Flag]	true
EQ Balanced Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Balanced Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.22%
Average Annual Total Returns, 5 Years [Percent]	6.13%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Portfolio Company Available with Benefit [Flag]	true
EQ ClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EQ ClearBridge Select Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Select Equity Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%	[4]
Average Annual Total Returns, 1 Year [Percent]	24.58%
Average Annual Total Returns, 5 Years [Percent]	15.63%
Average Annual Total Returns, 10 Years [Percent]	9.90%
EQ Common Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.12%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.80%
EQ Conservative Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	11.55%
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Portfolio Company Available with Benefit [Flag]	true
EQ Conservative Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.95%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	2.61%
Average Annual Total Returns, 10 Years [Percent]	2.11%
Portfolio Company Available with Benefit [Flag]	true
EQ Core Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQ Core Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	1.60%
EQ Emerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	1.86%
EQ Equity Five Hundred Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[4]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.04%
Average Annual Total Returns, 10 Years [Percent]	11.37%
EQ Fidelity Institutional AM Large Cap [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Fidelity Institutional AM® Large Cap
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	31.38%
Average Annual Total Returns, 5 Years [Percent]	16.55%
EQ Franklin Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Franklin Moderate Allocation	[4]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	4.28%
Portfolio Company Available with Benefit [Flag]	true
EQ Franklin Rising Dividends [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	13.88%
EQ Goldman Sachs Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Growth Allocation	[4]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.62%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
EQ Goldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.97%
EQ Goldman Sachs Moderate Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Moderate Growth Allocation	[4]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Portfolio Company Available with Benefit [Flag]	true
EQ Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.47%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Portfolio Company Available with Benefit [Flag]	true
EQ Intermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[4]
Average Annual Total Returns, 1 Year [Percent]	3.87%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
EQ International Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
EQ International Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[4]
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	3.69%
EQ Invesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EQ Invesco Global [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
Eq Invesco Global Real Assets [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.45%
EQ Invesco Moderate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Invesco Moderate Allocation	[4]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Portfolio Company Available with Benefit [Flag]	true
EQ Invesco Moderate Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Invesco Moderate Growth Allocation	[4]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.57%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Portfolio Company Available with Benefit [Flag]	true
EQ Janus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
EQ JPMorgan Growth Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Allocation	[4]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	13.86%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Portfolio Company Available with Benefit [Flag]	true
EQ JPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[4]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EQ JPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EQ Large Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
EQ Large Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
EQ Large Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.82%
EQ Lazard Emerging Markets Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Lazard Emerging Markets Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	21.68%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Eq Loomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
EQ MFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
EQMFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.29%
EQMFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	13.41%
EQMFS Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
EQMFS Utilities Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[4]
Average Annual Total Returns, 1 Year [Percent]	(2.36%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
EQMid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EQModerate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.18%
EQModerate Growth Strategy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Growth Strategy	[6]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	5.34%
Portfolio Company Available with Benefit [Flag]	true
EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[7]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.91%
Portfolio Company Available with Benefit [Flag]	true
EQ PIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.36%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.49%
EQ PIMCO Real Return [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.26%	[4]
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	3.13%
EQ PIMCO Total Return ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	1.11%
EQ PIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
EQ Small Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
EQ T. Rowe Price Health Sciences [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[4]
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	9.94%
EQ Value Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
EQ Wellington Energy [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	EQ/Wellington Energy
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%	[4]
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Equitable Conservative Growth MF ETF Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Equitable Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.23%
Equitable Moderate Growth MF ETF [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.29%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[4]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
American Funds Insurance Series Global Small Capitalization Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Small Capitalization Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds Insurance Series New World Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series ® New World Fund ®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[4]
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
American Funds Insurance Series The Bond Fund of America [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America®
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%	[4]
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	1.83%
BlackRock Global Allocation V.I. Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited; BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
BlackRock Large Cap Focus Growth V.I. Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%	[4]
Average Annual Total Returns, 1 Year [Percent]	52.47%
Average Annual Total Returns, 5 Years [Percent]	16.05%
Average Annual Total Returns, 10 Years [Percent]	13.38%
Clear Bridge Variable Appreciation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Appreciation Portfolio
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Clear Bridge Variable Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Eaton Vance VT FloatingRate Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Fidelity VIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Fidelity VIP Strategic Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
First Trust Multi Income Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	First Trust Multi Income Allocation Portfolio
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Portfolio Company Subadviser [Text Block]	Stonebridge Advisors LLC; Energy Income Partners, LLC
Current Expenses [Percent]	1.14%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	6.25%
First Trust Dow Jones Dividend Income Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio Company Adviser [Text Block]	First Trust Advisors L.P.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Franklin Allocation VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%	[4]
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Franklin Income VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%	[4]
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Hartford Disciplined Equity HLS Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Disciplined Equity HLS Fund
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Invesco V.I. Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Invesco V.I. Equity and Income Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Invesco V.I. High Yield Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Invesco V.I. High Yield Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	9.77%
Average Annual Total Returns, 5 Years [Percent]	3.76%
Average Annual Total Returns, 10 Years [Percent]	2.96%
Invesco V.I. Main Street Mid Cap Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Mid Cap Fund®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	14.14%
Average Annual Total Returns, 5 Years [Percent]	10.32%
Average Annual Total Returns, 10 Years [Percent]	6.45%
Invesco V.I. Small Cap Equity Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. Small Cap Equity Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.26%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Lord Abbett Bond Debenture Portfolio (VC) [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series	[8]
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Investors Trust Series
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%	[4]
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	10.00%
MFS Massachusetts Investors Growth Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%	[4]
Average Annual Total Returns, 1 Year [Percent]	23.70%
Average Annual Total Returns, 5 Years [Percent]	16.39%
Average Annual Total Returns, 10 Years [Percent]	12.44%
PIMCO Commodity Real Return Strategy Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.58%	[4]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
PIMCO Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Income Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.14%
Average Annual Total Returns, 5 Years [Percent]	3.22%
Pro Fund VP Biotechnology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	ProFund VP Biotechnology
Portfolio Company Adviser [Text Block]	ProFund Advisors LLC
Current Expenses [Percent]	1.68%
Average Annual Total Returns, 1 Year [Percent]	10.14%
Average Annual Total Returns, 5 Years [Percent]	9.59%
Average Annual Total Returns, 10 Years [Percent]	7.42%
Templeton Developing Markets VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.35%	[4]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[4]
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
Return of Principal Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Principal Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Return of Principal Death Benefit
Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%	[9]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of the benefit base. Applicable to contracts issued on or after May 1, 2023. The applicable max fee for contracts issued prior to May 1, 2023 is 0.35%.
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.75%	[9]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of the benefit base. Applicable to contracts issued on or after May 1, 2023. The applicable max fee for contracts issued prior to May 1, 2023 is 0.35%.
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
RMD Wealth Guard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[9]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of the benefit base. Applicable to contracts issued on or after May 1, 2023. The applicable max fee for contracts issued prior to May 1, 2023 is 0.35%.
Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
Purpose of Benefit [Text Block]	Allows required minimum withdrawals without reducing the benefit base.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[9]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of the benefit base. Applicable to contracts issued on or after May 1, 2023. The applicable max fee for contracts issued prior to May 1, 2023 is 0.35%.
Brief Restrictions / Limitations [Text Block]	• Restricted to owners of certain ages • Available only at contract purchase • Excess withdrawals could significantly reduce or terminate benefit • Subject to restrictions on investment options
Name of Benefit [Text Block]	RMD Wealth Guard Death Benefit
Guaranteed minimum income benefit (GMIB) [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of the benefit base.
Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
Purpose of Benefit [Text Block]	Guarantees a minimum annuitization value to provide lifetime retirement income.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[10]
Optional Benefit Expense, Footnotes [Text Block]	Expressed as an annual percentage of the benefit base.
Brief Restrictions / Limitations [Text Block]
•  Restricted to owners of certain ages
•  Cannot be elected with the RMD Wealth Guard Death Benefit
•  Excess withdrawals could significantly reduce or terminate benefit
•  Subject to restrictions on investment options

Name of Benefit [Text Block]	Guaranteed minimum income benefit (GMIB)
Rebalancing Option I(1) and Option II(2) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Footnotes [Text Block]	Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II	[11],[12]
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Optional Benefit Expense, Footnotes [Text Block]	Option I allows you to rebalance your Investment account value among the Investment account variable investment options. Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.
Brief Restrictions / Limitations [Text Block]	• Not generally available with DCA • Account value in the Protected Benefit account cannot be rebalanced
Name of Benefit [Text Block]	Rebalancing Option I (1) and Option II	[11],[12]
Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifer) [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifer)
Purpose of Benefit [Text Block]	Transfer account value to selected investment options on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Not generally available with Rebalancing
Name of Benefit [Text Block]	Dollar Cost Averaging (special DCA, general DCA, and Investment Simplifer)
Series E [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 125	[13]
Administrative Expense, Current [Dollars]	$ 30	[14]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%	[14]
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,829
Surrender Expense, 3 Years, Maximum [Dollars]	18,170
Surrender Expense, 5 Years, Maximum [Dollars]	31,508
Surrender Expense, 10 Years, Maximum [Dollars]	70,035
Annuitized Expense, 1 Year, Maximum [Dollars]	5,829
Annuitized Expense, 3 Years, Maximum [Dollars]	18,170
Annuitized Expense, 5 Years, Maximum [Dollars]	31,508
Annuitized Expense, 10 Years, Maximum [Dollars]	70,035
No Surrender Expense, 1 Year, Maximum [Dollars]	5,829
No Surrender Expense, 3 Years, Maximum [Dollars]	18,170
No Surrender Expense, 5 Years, Maximum [Dollars]	31,508
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 70,035
Optional Benefit Expense, Footnotes [Text Block]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
Series E [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35	[15]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Series E [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[16]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Series E [Member] | Return of Principal Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[17],[18]
Optional Benefit Expense, Footnotes [Text Block]	The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[17],[18]
Optional Benefit Expense, Footnotes [Text Block]	The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.
Series E [Member] | RMD Wealth Guard Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[17],[18],[19]
Optional Benefit Expense, Footnotes [Text Block]	Maximum charge of 1.20% if you were in the younger Age Band shown on the applicable Rate Sheet Supplement on the contract issue date and 2.00% if you were in the older Age Band shown on the applicable Rate Sheet Supplement. The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.00%	[17],[18],[19]
Optional Benefit Expense, Footnotes [Text Block]	Maximum charge of 1.20% if you were in the younger Age Band shown on the applicable Rate Sheet Supplement on the contract issue date and 2.00% if you were in the older Age Band shown on the applicable Rate Sheet Supplement. The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.
Series E [Member] | Contracts Issued Prior [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[17],[18]
Optional Benefit Expense, Footnotes [Text Block]	The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[17],[18]
Optional Benefit Expense, Footnotes [Text Block]	The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.
Series E [Member] | Contracts Issued On Or After [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[17],[18],[20]
Optional Benefit Expense, Footnotes [Text Block]	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.75%	[17],[18],[20]
Optional Benefit Expense, Footnotes [Text Block]	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement.
Series E [Member] | Guaranteed minimum income benefit charge [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[17],[18],[21]
Optional Benefit Expense, Footnotes [Text Block]	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[17],[18],[21]
Optional Benefit Expense, Footnotes [Text Block]	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.
Annual Portfolio Expenses prior [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (1)
Portfolio Company Expenses Minimum [Percent]	0.57%	[22]
Portfolio Company Expenses Maximum [Percent]	2.65%	[22]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Annual Portfolio Expenses After [Member]
Prospectus:
Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses after Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (1)
Portfolio Company Expenses Minimum [Percent]	0.54%	[22]
Portfolio Company Expenses Maximum [Percent]	2.36%	[22]
Portfolio Company Expenses, Footnotes [Text Block]	Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
[3]	Expressed as an annual percentage of the applicable benefit base.
[4]	This Portfolio’s annual expenses reflect temporary fee reductions.
[5]	Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified in the chart by a “Δ”. Any such unaffiliated Portfolio is not identified in the chart. See “Portfolios of the Trusts” for more information regarding volatility management.
[6]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[7]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[8]	This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.
[9]	Expressed as an annual percentage of the benefit base. Applicable to contracts issued on or after May 1, 2023. The applicable max fee for contracts issued prior to May 1, 2023 is 0.35%.
[10]	Expressed as an annual percentage of the benefit base.
[11]	Option I allows you to rebalance your Investment account value among the Investment account variable investment options.
[12]	Option II allows you to rebalance your Investment account value among the Investment account variable investment options and the guaranteed interest option.
[13]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[14]	The annual administrative charge is deducted from your account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year. If your account value on a contract date anniversary is $50,000 or more there is no charge. During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your Total account value. Thereafter, the charge, if applicable, is $30 for each contract year.
[15]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
[16]	Special service charges include (1) express mail charge; (2) wire transfer charge; duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[17]	Deducted annually on each contract date anniversary for which the benefit is in effect. If the contract is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped (if applicable), on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.
[18]	The benefit base is not an account value or cash value. Your initial benefit base is equal to your initial contribution or transfer to the Protected Benefit account variable investment options and amounts in a Special DCA program designated for transfers to the Protected Benefit account variable investment options. See “Guaranteed minimum death benefits” and “Guaranteed minimum income benefit” in “Benefits available under the contract”.
[19]	Maximum charge of 1.20% if you were in the younger Age Band shown on the applicable Rate Sheet Supplement on the contract issue date and 2.00% if you were in the older Age Band shown on the applicable Rate Sheet Supplement. The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “RMD Wealth Guard death benefit charge” in “Charges and expenses”.
[20]	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement.
[21]	The current charge may be less than shown above and is reflected on the Rate Sheet Supplement. If you have this benefit, but do not fund it until after your contract date anniversary, we will deduct the full charge on the contract date anniversary following the date on which you fund the benefit. We reserve the right to increase or decrease this charge any time after your second contract date anniversary. See “Guaranteed minimum income benefit charge” in “Charges and expenses”.
[22]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.